As filed with the Securities and Exchange Commission on April 29, 1997
                                                              File No.  33-59861
                                                              File No. 811-07299

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ( )
                         Pre-effective Amendment No. ___  (   )
                      Post-effective Amendment No._2__    ( X )
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 ( )
                              Amendment No. 5 ( X )
                        (Check appropriate box or boxes)
                         -------------------------------

                      ANNUITY INVESTORS-VARIABLE ACCOUNT A
                           (Exact Name of Registrant)

         ANNUITY INVESTORS LIFE INSURANCE COMPANY[REGISTERED TRADEMARK]
                               (Name of Depositor)
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 789-6771
 -------------------------------------------------------------------------------

                                Mark F. Muething, Esq.
                 Senior Vice President, Secretary and General Counsel
                       Annuity Investors Life Insurance Company
                                     P.O. Box 5423
                              Cincinnati, Ohio 45201-5423
                        (Name and Address of Agent for Service)

                                       Copy to:

                              Catherine S. Bardsley, Esq.
                              Kirkpatrick & Lockhart LLP
                                  1800 M Street, N.W.
                                South Lobby - Suite 900
                                Washington, D.C. 20036
 -------------------------------------------------------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement
It is proposed  that this filing will become effective (check appropriate box):

___  Immediately upon filing pursuant to paragraph (b).
_X_  On May 1, 1997 pursuant to paragraph (b).
___  Sixty days after filing  pursuant to paragraph (a).
___  On _________  pursuant  to  paragraph (a)(1).
___  If  appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant declares that an indefinite number of its securities is being registered under the Securities Act of 1933. The Notice required for such rule for the most recent fiscal year was filed on March 3, 1997.


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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
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                              CROSS REFERENCE SHEET
                    Showing Location in Part A (Prospectus),
             Part B (Statement of Additional Information) and Part C
           of Registration Statement Information Required by Form N-4



                                    PART A

      ITEM OF FORM N-4                    PROSPECTUS CAPTION
      ----------------                    ------------------
 1.    Cover Page..............................  Cover Page

 2.    Definitions.............................  Definitions

 3.    Synopsis................................  Highlights

 4.    Condensed Financial Information
       (a)   Accumulation Unit Values..........  Condensed Financial Information
       (b)   Performance Data..................  Performance Information
       (c)   Financial Statements..............  Financial Statements for the
                                                 Company and the Separate Account

 5.    General Description of Registrant,
       Depositor and Portfolio Companies
       (a)   Depositor.........................  Annuity Investors Life Insurance
                                                 Company
       (b)   Registrant........................  The Separate Account
       (c)   Portfolio Company.................  The Funds
       (d)   Fund Prospectus...................  The Funds
       (e)   Voting Rights.....................  Voting Rights

6.     Deductions and Expenses
       (a)   General...........................  Charges and Deductions
       (b)   Sales Load %......................  Contingent Deferred Sales Charge
       (c)   Special Purchase Plan.............  Contingent Deferred Sales Charge;
                                                 Reduction or Elimination of
                                                 Contract and Certificate Charges
       (d)   Commissions.......................  Distribution of the Contract
       (e)   Fund Expenses.....................  The Funds
       (f)   Operating Expenses................  Summary of Expenses




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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
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7.     General Description of Variable Annuity
       Contracts
       (a)   Persons with Rights...............  The Contract; Surrenders;
                                                 Contract Loans; Death Benefit;
                                                 Voting Rights

       (b)   (i)   Allocation of Premium         Enrollment and Purchase Payments
                   Payments....................
             (ii)  Transfers...................  Transfers
             (iii) Exchanges...................  Additions, Deletions or
                                                 Substitutions
       (c)   Changes...........................  Not Applicable
       (d)   Inquiries   ......................  Contacting the Company

8.     Annuity Period..........................  Settlement Options

9.     Death Benefit...........................  Death Benefit

10.    Purchases and Contract Values
       (a)   Purchases.........................  Enrollment and Purchase Payments
       (b)   Valuation.........................  Fixed Account Value; Variable
                                                 Account Value
       (c)   Daily Calculation.................  Accumulation Unit Value; Net
                                                 Investment Factor
       (d)   Underwriter.......................  Distribution of the Contract

11.    Redemptions
       (a)   By Contract Owners................  Surrender Value; Systematic
                                                 Withdrawal Option
             By Annuitant......................  Not Applicable
       (b)   Texas ORP.........................  Texas Optional Retirement Program
       (c)   Check Delay.......................  Suspension or Delay in Payment of
                                                 Surrender Value
       (d)   Free Look.........................  Not Applicable

12.    Taxes...................................  Federal Tax Matters

13.    Legal Proceedings.......................  Legal Proceedings

14.    Table of Contents of the Statement of     Statement of Additional
       Additional Information..................  Information


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                                    Page iii

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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
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                                      PART B
                                                 Statement of Additional
       Item Of Form N-4                          Information Caption
                                                 -----------------------

15.    Cover Page..............................  Cover Page

16.    Table of Contents.......................  Table of Contents

17.    General Information and                   General Information and History
       History.................................
18.    Services
       (a)   Fees and Expenses of Registrant...  (Prospectus) Summary of Expenses
       (b)   Management Contracts..............  Not Applicable
       (c)   Custodian.........................  Not Applicable
             Independent Auditors..............  Experts
       (d)   Assets of Registrant..............  Not Applicable
       (e)   Affiliated Person.................  Not Applicable
       (f)   Principal Underwriter.............  Not Applicable

19.    Purchase of Securities Being Offered....  (Prospectus) Distribution of the
                                                 Contract
       Offering Sales Load.....................  (Prospectus) Contingent Deferred
                                                 Sales Charge

20.    Underwriters............................  Distribution of the Contract

21.    Calculation of Performance Data
       (a)   Money Market Funded Sub-Accounts..  Money Market Sub-Account Yield
                                                 Calculation
       (b)   Other Sub-Accounts................  Other Sub-Account Yield
                                                 Calculation

22.    Annuity Payments........................  (Prospectus) Fixed Dollar Annuity
                                                 Benefit; Variable Dollar Annuity
                                                 Benefit

23.    Financial Statements....................  Financial Statements


     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.


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                                    Part iv

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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
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           ANNUITY INVESTORS[REGISTERED TRADEMARK] VARIABLE ACCOUNT A
                                          OF
         ANNUITY INVESTORS LIFE INSURANCE COMPANY[REGISTERED TRADEMARK]
                                      PROSPECTUS
                                        FOR THE
                    COMMODORE NAUTICUS[REGISTERED TRADEMARK]
                     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY
                                    ISSUED BY
                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
           P.O. BOX 5423, CINCINNATI, OHIO 45201-5423, (800) 789-6771


      This Prospectus describes The Commodore Nauticus[REGISTERED TRADEMARK], a Group Flexible Premium Deferred Annuity Contract (the "Contract") issued by Annuity Investors Life Insurance Company (the "Company") and the Certificates of Participation under the Contract ("Certificates").

      A Certificate provides for the accumulation of an Account Value on a fixed or variable basis, or a combination of both. The Certificate also provides for the payment of periodic annuity payments on a fixed or variable basis, or a combination of both. If the variable basis is chosen, annuity values will be held in Annuity Investors Variable Account A (the "Separate Account") and will vary according to the investment performance of the mutual funds in which the Sub-Accounts of the Separate Account invest. If the fixed basis is chosen, periodic annuity payments from the Company's general account will be fixed and will not vary.

      The Separate Account is divided into Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of a designated registered investment company or portfolio thereof (each, a "Fund"). The Funds available for investment in the Separate Account under the Contract are as follows: (1) Janus Aspen Series Aggressive Growth Portfolio, (2) Janus Aspen Series Worldwide Growth Portfolio, (3) Janus Aspen Series Balanced Portfolio;
(4) Dreyfus Variable Investment Fund-Capital Appreciation Portfolio; (5) Dreyfus Variable Investment Fund-Growth and Income Portfolio; (6) Dreyfus Variable Investment Fund - Small Cap Portfolio; (7) The Dreyfus Socially Responsible Growth Fund, Inc.; (8) Dreyfus Stock Index Fund; (9) Merrill Lynch Variable Series Funds, Inc. Basic Value Focus Fund; (10) Merrill Lynch Variable Series Funds, Inc. Global Strategy Focus Fund; (11) Merrill Lynch Variable Series Funds, Inc. High Current Income Fund; (12) Merrill Lynch Variable Series Funds, Inc. Domestic Money Market Fund; (13) PBHG Insurance Series Fund, Inc. - PBHG Growth II Portfolio; (14) PBHG Insurance Series Fund, Inc. - PBHG Technology & Communications Portfolio; (15) Morgan Stanley Universal Funds Inc. - U.S. Real Estate Portfolio; (16) Morgan Stanley Universal Funds Inc. - Fixed Income Portfolio; and (17) Strong Opportunity Fund II, Inc.

      This Prospectus sets forth the basic information that a prospective investor should know before investing. A "Statement of Additional Information" containing more detailed information about the Contract is available free of charge by writing to the Company's Administrative Office at P.O. Box 5423, Cincinnati, Ohio 45201-5423. The Statement of Additional Information, which has the same date as this Prospectus, as it may be supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.

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                                     Page 1

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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
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                               TABLE OF CONTENTS

                                                                            PAGE

DEFINITIONS....................................................................6

HIGHLIGHTS.....................................................................8
      The Contract and Certificates............................................8
      The Separate Account.....................................................8
      The Fixed Account........................................................9
      Transfers Before the Annuity Commencement Date...........................9
      Surrenders...............................................................9
      Contingent Deferred Sales Charge ("CDSC")................................9
      Other Charges and Deductions.............................................9
      Annuity Benefits........................................................10
      Death Benefit...........................................................10
      Federal Income Tax Consequences.........................................10
      Right to Cancel.........................................................10
      Contacting the Company..................................................10

CONDENSED FINANCIAL INFORMATION...............................................11

SUMMARY OF EXPENSES...........................................................13
      Examples................................................................16

FINANCIAL STATEMENTS..........................................................18

THE FUNDS.....................................................................18
      Janus Aspen Series......................................................18
            Aggressive Growth Portfolio.......................................18
            Worldwide Growth Portfolio........................................18
            Balanced Portfolio................................................18
      Dreyfus Funds...........................................................19
            Capital Appreciation Portfolio (Dreyfus Variable
               Investment Fund)...............................................19
            Growth and Income Portfolio.(Dreyfus Variable
               Investment Fund)...............................................19
            Small Cap Portfolio.(Dreyfus Variable
               Investment Fund)...............................................19
            The Dreyfus Socially Responsible Growth Fund, Inc.................19
            Dreyfus Stock Index Fund..........................................19
      Merrill Lynch Variable Series Funds, Inc................................20
            Basic Value Focus Fund............................................20
            Global Strategy Focus Fund........................................20
            High Current Income Fund..........................................20
            Domestic Money Market Fund........................................20
      Strong Opportunity Fund II,.Inc.........................................20
            Strong Opportunity Fund II........................................20
      Morgan Stanley Universal Funds Inc......................................20
            U.S. Real Estate Portfolio........................................20
            Fixed Income Portfolio............................................21
      PBHG Insurance Series Fund, Inc.........................................21
            PBHG Growth II Portfolio..........................................21
            PBHG Technology & Communications Portfolio........................21
      Additions, Deletions, or Substitutions..................................22

PERFORMANCE INFORMATION.......................................................22
      Yield Data..............................................................22
      Total Return Data.......................................................23

ANNUITY INVESTORS LIFE INSURANCE COMPANY[REGISTERED TRADEMARK]
     AND THE SEPARATE ACCOUNT.................................................23
      Annuity Investors Life Insurance Company................................23
      Published Ratings.......................................................24
      The Separate Account....................................................24


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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
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THE FIXED ACCOUNT.............................................................25
      Fixed Account Options...................................................25
      Renewal of Fixed Account Options........................................25

THE CONTRACT..................................................................26
      Right to Cancel.........................................................26

ENROLLMENT AND PURCHASE PAYMENTS..............................................26
      Purchase Payments.......................................................26
      Allocation of Purchase Payments.........................................27

ACCOUNT VALUE.................................................................27
      Fixed Account Value.....................................................27
      Variable Account Value..................................................27
      Accumulation Unit Value.................................................28
      Net Investment Factor...................................................28

TRANSFERS.....................................................................28
      Telephone Transfers.....................................................29
      Dollar Cost Averaging...................................................29
      Portfolio Rebalancing...................................................30
      Interest Sweep..........................................................30
      Principal Guaranty Options..............................................31
      Changes By the Company..................................................31

SURRENDERS....................................................................31
      Surrender Value.........................................................31
      Suspension or Delay in Payment of Surrender Value.......................32
      Free Withdrawal Privilege...............................................32
      Systematic Withdrawal Option............................................33

CONTRACT LOANS................................................................33

DEATH BENEFIT.................................................................33
      Death of Participant....................................................33
      Death Benefit...........................................................33
      Beneficiary.............................................................34

CHARGES AND DEDUCTIONS........................................................35
      Contingent Deferred Sales Charge........................................35
      Maintenance and Administrative Charges..................................36
      Mortality and Expense Risk Charge.......................................37
      Premium Taxes...........................................................38
      Transfer Fee............................................................38
      Fund Expenses...........................................................38
      Reduction or Elimination of Contract and Certificate Charges............38

SETTLEMENT OPTIONS............................................................39
      Annuity Commencement Date...............................................39
      Election of Settlement Option...........................................39
      Annuity Benefit.........................................................39
      Fixed Dollar Annuity Benefit............................................40
      Variable Dollar Annuity Benefit.........................................40
      Transfers After the Annuity Commencement Date...........................40
      Annuity Transfer Formula................................................41
      Settlement Options......................................................41
      Minimum Amounts.........................................................42
      Settlement Option Tables................................................42



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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
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GENERAL PROVISIONS............................................................43
      Non-participating.......................................................43
      Misstatement of Age.....................................................43
      Proof of Existence and Age..............................................43
      Facility of Payment.....................................................43
      Transfer and Assignment.................................................43
      Annuity Data............................................................43
      Annual Report...........................................................43
      Incontestability........................................................44
      Entire Contract.........................................................44
      Changes in the Contract.................................................44
      Waiver of the Certificate Maintenance Fee...............................44
      Notices and Directions..................................................44

FEDERAL TAX MATTERS...........................................................45
      Introduction............................................................45
      Taxation of Annuities In General........................................45
      Surrenders..............................................................46
      Annuity Payments........................................................46
      Penalty Tax.............................................................46
      Taxation of Death Benefit Proceeds......................................47
      Transfers, Assignments, or Exchanges of the Contract....................47
      Texas Optional Retirement Program.......................................47
      Tax-Sheltered Annuities.................................................47
      Pension and Profit Sharing Plans........................................47
      Certain Deferred Compensation Plans.....................................47
      Withholding.............................................................48
      Possible Changes in Taxation............................................48
      Other Tax Consequences..................................................48
      General.................................................................48

DISTRIBUTION OF THE CONTRACT..................................................48

LEGAL PROCEEDINGS.............................................................49

VOTING RIGHTS.................................................................49

AVAILABLE INFORMATION.........................................................50

STATEMENT OF ADDITIONAL INFORMATION...........................................51

APPENDIX A....................................................................53



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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
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                                 *     *     *


            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
                     THE SECURITIES AND EXCHANGE COMMISSION
                 OR ANY STATE SECURITIES REGULATORY AUTHORITIES
                 NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
            OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                    Please Read this Prospectus Carefully and
                         Retain It for Future Reference.
                   The Date of this Prospectus is May 1, 1997,
                        as Supplemented October 1, 1997


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY FINANCIAL INSTITUTION, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. BOTH THIS PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.




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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
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                                      DEFINITIONS

ACCOUNT(S):  The Sub-Account(s) and/or the Fixed Account options.

ACCOUNT VALUE: The aggregate value of the Participant's interest in the Sub-Account(s) and the Fixed Account options as of the end of any Valuation Period.

ACCUMULATION PERIOD: The period prior to the Annuity Commencement Date during which the Participant is eligible for benefits under the Contract.

ACCUMULATION UNIT: The unit of measurement used to calculate the value of the Sub-Account(s) prior to the Annuity Commencement Date.

ADMINISTRATIVE OFFICE: The home office of the Company or any other office the Company may designate for administration.

AGE:  Age as of most recent birthday.

ANNUITANT: The Annuitant is the Participant and is the person on whose life Annuity Benefit payments are based.

ANNUITY BENEFIT: Periodic payments made by the Company under a Settlement Option, which payments commence after the Annuity Commencement Date and continue during the Annuity Payment Period, for the life of a person or for a specific period. A Variable Dollar Annuity Benefit will provide payments that vary in amount. Fixed Dollar Annuity Benefit payments remain constant.

ANNUITY COMMENCEMENT DATE:  The date on which Annuity Benefits are to begin.

ANNUITY PAYMENT PERIOD: The period commencing with the Annuity Commencement Date, during which Annuity Benefits are payable under the Contract with respect to a Participant's participation interest.

ANNUITY UNIT: The unit of measurement used to determine the value of any Variable Dollar Annuity Benefit payments after the first Annuity Benefit payment is made by the Company.

BENEFICIARY: The person or persons entitled to receive the Death Benefit if the Participant dies prior to the Annuity Commencement Date.

CERTIFICATE  ANNIVERSARY:  An annual  anniversary of the  Certificate  Effective
Date.

CERTIFICATE EFFECTIVE DATE: The date shown on the Certificate Specifications page.

CERTIFICATE YEAR: Any period of twelve months commencing on the Certificate Effective Date and on each Certificate Anniversary thereafter.

CODE: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued thereunder.

CONTRACT OWNER: The person shown as such on the Application for the Contract, the Participant Enrollment Form, the Contract Specifications page and the Certificate Specifications page.



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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
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DUE PROOF OF DEATH:  Any of (1) a certified copy of a death  certificate;  (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased; or (4) any other proof satisfactory to the Company.

FIXED ACCOUNT: An account which is part of the Company's general account, the values of which are not dependent upon the investment performance of the Sub-Accounts.

FIXED ACCOUNT VALUE: The value of a Participant's interest in all Fixed Account options.

FUND: A management investment company or a portfolio thereof, registered under the Investment Company Act of 1940, in which a Sub-Account of the Separate Account invests.

NET ASSET VALUE: The amount computed by an investment company, no less frequently than each Valuation Period, as the price at which its shares or units, as the case may be, are redeemed in accordance with the rules of the Securities and Exchange Commission.

PARTICIPANT: The person identified on the Certificate Specifications page, who participates in the benefits of the Contract.

PURCHASE PAYMENT: A contribution after the deduction of premium tax, if any, made to the Company in consideration for the Participant's participation under the Contract.

SEPARATE ACCOUNT: Annuity Investors Variable Account A (also referred to as the "Variable Account") which has been established by the Company pursuant to the laws of the State of Ohio.

SETTLEMENT OPTION: The option elected by the Participant for the payment of Annuity Benefits.

SUB-ACCOUNT: The Separate Account is divided into Sub-Accounts, each of which invests in the shares of a designated Fund.

SURRENDER VALUE: The amount payable under a Certificate if the Certificate is surrendered.

VALUATION PERIOD: The period commencing at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date. "Valuation Date" means each day on which the New York Stock Exchange is open for business.

VARIABLE  ACCOUNT  VALUE:   The  value  of  a  Participant's   interest  in  all
Sub-Accounts.

WRITTEN REQUEST: Information provided, or a request made, that is complete and satisfactory to the Company and in writing, that is sent to the Company on the Company's form or in a form satisfactory to the Company, and that is received by the Company at the Administrative Office. A Written Request is subject to any payment made or any action the Company takes before the Written Request is acknowledged by the Company. A Participant may be required to return his or her Certificate to the Company in connection with a Written Request.


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                                     Page 7
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


                                      HIGHLIGHTS

THE CONTRACT AND CERTIFICATES

      The Group Flexible Premium Deferred Annuity Contract described in this Prospectus is designed for use in connection with certain retirement arrangements that qualify for favorable tax treatment under Sections 401, 403, or 457 of the Code, and for non-tax qualified deferred compensation arrangements.

      The Contract Owner is the person shown as such on the Application for the Contract, the Participant Enrollment Form, the Contract Specifications page and the Certificate Specifications page. The Contract is held by the Contract Owner for the benefit of Participants and Beneficiaries. Each participant for whom Purchase Payment(s) are made will participate in the Contract as a Participant. A Participant account will be established for each Participant. Subject to the terms of a Certificate, the Account Value, after certain adjustments, will be applied to the payment of an Annuity Benefit under the Settlement Option elected by the Participant.

      The Account Value will depend on the investment experience of the amounts allocated to each Sub-Account of the Separate Account elected by the Participant and/or interest credited on amounts allocated to the Fixed Account option(s) elected. All Annuity Benefits and other values provided under the Certificate when based on the investment experience of the Separate Account are variable and are not guaranteed as to dollar amount. Therefore, prior to the Annuity Commencement Date the Participant bears the entire investment risk with respect to amounts allocated to the Separate Account under the Certificate.

      THERE IS NO GUARANTEED OR MINIMUM SURRENDER VALUE WITH RESPECT TO AMOUNTS ALLOCATED TO THE SEPARATE ACCOUNT, SO THE PROCEEDS OF A SURRENDER COULD BE LESS THAN THE TOTAL PURCHASE PAYMENTS.

THE SEPARATE ACCOUNT

      Annuity Investors Variable Account A is a separate account of the Company that is divided into Sub-Accounts (See "The Separate Account," page 24.) Each Sub-Account uses its assets to purchase, at their Net Asset Value, shares of a Fund. The Funds available for investment in the Separate Account under the Contract are as follows: (1) Janus Aspen Series
      Aggressive Growth Portfolio; (2) Janus Aspen Series Worldwide Growth Portfolio; (3) Janus Aspen Series Balanced Portfolio; (4) Dreyfus Variable Investment Fund-Capital Appreciation Portfolio; (5) Dreyfus Variable
      Investment Fund-Growth and Income Portfolio; (6) Dreyfus Variable Investment Fund - Small Cap Portfolio; (7) The Dreyfus Socially Responsible Growth Fund, Inc.; (8) Dreyfus Stock Index Fund; (9) Merrill Lynch Variable Series Funds, Inc. Basic Value Focus Fund, (10) Merrill Lynch Variable Series Funds, Inc. Global Strategy Focus Fund; (11) Merrill Lynch Variable Series Funds, Inc. High Current Income Fund; (12) Merrill
      Lynch Variable Series Funds, Inc. Domestic Money Market Fund; (13) PBHG Insurance Series Fund, Inc. - PBHG Growth II Portfolio; (14) PBHG Insurance Series Fund, Inc. - PBHG Technology & Communications Portfolio;
      (15) Morgan  Stanley  Universal  Funds Inc. - U.S. Real Estate  Portfolio;
      (16) Morgan Stanley  Universal  Funds Inc. - Fixed Income  Portfolio;  and
      (17) Strong Opportunity Fund II, Inc. Each Fund has distinct investment objectives and policies which are described in the accompanying prospectus for the Fund.

      Each Fund pays its investment adviser and other service providers certain fees charged against the assets of the Fund. The Account Value of a Certificate and the amount of any Annuity Benefits will vary to reflect


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------

      the investment performance of all the Sub-Accounts elected by the Participant and the deduction of the charges described under "CHARGES AND DEDUCTIONS," page 35. For more information about the Funds, see "THE FUNDS," page 18, and the accompanying Funds' prospectuses.

THE FIXED ACCOUNT

      The Fixed Account is an account within the Company's general account. There are currently five Fixed Account options available under the Fixed
      Account: a Fixed Accumulation Account option and four fixed-term options. Purchase Payments allocated or amounts transferred to the Fixed Account options are credited with interest at a rate declared by the Company's Board of Directors, but in any event at a minimum guaranteed annual rate of 3.0% corresponding to a daily rate of 0.0081%. (See "THE FIXED ACCOUNT," page 25.)

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

      Prior to the Annuity Commencement Date, the Participant may transfer values between the Separate Account and the Fixed Account, within the Fixed Account and among the Sub-Accounts, by Written Request to the Company or by telephone in accordance with the Company's telephone transfer rules. (See "TRANSFERS," page 28.)

      The Company currently charges a fee of $25 for each transfer ("Transfer Fee") in excess of twelve made during the same Certificate Year. (See "TRANSFERS," page 28)

      For transfers after the Annuity Commencement Date, see "Transfers After the Annuity Commencement Date," page 40.

SURRENDERS

      All or part of the Surrender Value of a Certificate may be surrendered by the Participant on or before the Annuity Commencement Date by Written Request to the Company. Amounts surrendered may be subject to a Contingent Deferred Sales Charge ("CDSC") depending upon how long the Purchase Payments to be withdrawn have been held under the Certificate. Amounts withdrawn also may be subject to a premium tax or similar tax, depending upon the jurisdiction in which the Participant lives. Surrenders may be subject to a 10% premature distribution penalty tax if made before the Participant reaches age 59 1/2. Surrenders may further be subject to federal, state or local income tax. (See "FEDERAL TAX MATTERS," page 45.)

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

      A CDSC may be imposed on surrenders. The maximum CDSC is 7% of Purchase Payments withdrawn during the first year after that Purchase Payment is received, decreasing by 1% annually to 0% after year seven. The CDSC may be reduced or waived under certain circumstances. (See "CHARGES AND DEDUCTIONS," page 35.)

OTHER CHARGES AND DEDUCTIONS

      The Company deducts a daily charge ("Mortality and Expense Risk Charge") at an effective annual rate of 1.25% of the daily Net Asset Value of each Sub-Account. In connection with certain Contracts that allow the Company


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


      to reduce administrative expenses, the Company will offer an Enhanced Contract with a Mortality and Expense Risk Charge at an effective annual rate of 0.95% of the daily Net Asset Value of each Sub-Account. The
      Company may offer an Enhanced Contract to a group of employees of the Company, its subsidiaries and/or affiliates.

      The Company deducts a Certificate maintenance charge each year ("Certificate Maintenance Fee"). This Fee is currently $25 and is deducted from a Participant's Variable Account Value on each Certificate Anniversary. The Certificate Maintenance Fee may be waived under certain circumstances, at the Company's discretion.

      Charges for premium taxes may be imposed in some jurisdictions. Depending on the applicability of such taxes, the charges may be deducted from Purchase Payments, from surrenders, and from other payments made under the Certificate. (See "CHARGES AND DEDUCTIONS," page 35.)

ANNUITY BENEFITS

      Annuity Benefits are paid on a fixed or variable basis, or a combination of both. (See "Annuity Benefit," page 39.)

DEATH BENEFIT

      The Certificate provides for the payment of a death benefit if the Participant dies prior to the Annuity Commencement Date. The death benefit may be paid as either a lump sum or pursuant to one of the Settlement Options offered under the Certificate. (See "DEATH BENEFIT," page 33.)

FEDERAL INCOME TAX CONSEQUENCES

      A Participant generally should not be taxed on increases in the Account Value until a distribution under the Certificate occurs (E.G., a surrender or Annuity Benefit) or is deemed to occur (E.G., a loan in default). Generally, a portion (up to 100%) of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. In addition, a federal penalty tax may apply to certain distributions. (See "FEDERAL TAX MATTERS," page 45.)

RIGHT TO CANCEL

      Where required by state law, a Participant may cancel his or her Certificate by giving the Company written notice of cancellation and returning the Certificate before midnight of the twentieth day (or longer if required by state law) after receipt. (See, "Right to Cancel," page 26.)

CONTACTING THE COMPANY

      All Written Requests and any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, (800) 789-6771. All inquiries should include the Certificate Number and the Participant's name.

      NOTE: THE FOREGOING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION IN THE REMAINDER OF THIS PROSPECTUS AND IN THE ACCOMPANYING PROSPECTUSES FOR THE FUNDS WHICH SHOULD BE REFERRED TO FOR MORE DETAILED INFORMATION. THE REQUIREMENTS OF A PARTICULAR RETIREMENT PLAN, AN ENDORSEMENT TO THE CONTRACT OR CERTIFICATE, OR LIMITATIONS OR PENALTIES IMPOSED BY THE CODE OR THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974, AS AMENDED, MAY IMPOSE ADDITIONAL LIMITS OR RESTRICTIONS ON PURCHASE PAYMENTS, SURRENDERS, DISTRIBUTIONS, OR BENEFITS, OR ON OTHER PROVISIONS OF THE CONTRACT OR THE CERTIFICATES THEREUNDER. THIS PROSPECTUS DOES NOT DESCRIBE SUCH LIMITATIONS OR RESTRICTIONS. (SEE "FEDERAL TAX MATTERS," PAGE 45.)


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------

                            CONDENSED FINANCIAL INFORMATION

The following table gives per unit information about the financial history of each Sub-Account of the Separate Account from inception to December 31, 1996.
This information should be read in conjunction with the Separate Account financial statements (including the notes thereto) included in the Statement of Additional Information.

                    ACCUMULATION UNIT VALUES AND UNITS OUTSTANDING



                                  STANDARD CONTRACTS            ENHANCED CONTRACTS2
                                  -------------------           -------------------
                                  1996           1995           1996           1995
                                  ----           ----           ----           ----
DREYFUS VARIABLE INVESTMENT
FUND - CAPITAL APPRECIATION
Accumulation UV - beginning       9.944353       10.000000(1)   9.946124       10.000000(1)
Accumulation UV - ending          12.330543      9.944353       12.369954      9.946124
Accumulated units at year         33,424.286     0.000          313.603        0.000
end

THE DREYFUS SOCIALLY
RESPONSIBLE GROWTH FUND,
INC.
Accumulation UV - beginning       9.960199       10.000000(1)   9.962000       10.000000(1)
Accumulation UV - ending          11.924561      9.960199       11.962818      9.962000
Accumulated units at year         15,316.028     0.000          0.000          0.000
end

DREYFUS STOCK INDEX FUND
Accumulation UV - beginning       9.992509       10.000000(1)   9.994303       10.000000(1)
Accumulation UV - ending          12.092195      9.992509       12.130821      9.994303
Accumulated units at year         29,203.177     0.000          600.306        0.000
end

JANUS ASPEN SERIES

AGGRESSIVE GROWTH
Accumulation UV - beginning       10.299246      10.000000(1)   10.301075      10.000000(1)
Accumulation UV - ending          10.979832      10.299246      11.015008      10.301075
Accumulated units at year         52,219.342     0.000          1,910.271      0.000
end

WORLDWIDE GROWTH
Accumulation UV - beginning       10.239284      10.000000(1)   10.241132      10.000000(1)
Accumulation UV - ending          13.048360      10.239284      13.090061      10.241132
Accumulated units at year         50,730.352     0.000          272.267        0.000
end

BALANCED
Accumulation UV - beginning       10.171211      10.000000(1)   10.173040      10.000000(1)
Accumulation UV - ending          11.670308      10.171211      11.707739      10.173040
Accumulated units at year         49,603.384     0.000          1,024.467      0.000
end

--------------------------------------------------------------------------------
                                    Page 11


GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


SHORT-TERM BOND3/
Accumulation UV - beginning       10.061754      10.000000(1)   10.063557      10.000000(1)
Accumulation UV - ending          10.332080      10.061754      10.365199      10.063557
Accumulated units at year         4,216.270      0.000          17.440         0.000
end

MERRILL LYNCH VARIABLE
SERIES FUNDS, INC.

BASIC VALUE FOCUS
Accumulation UV - beginning       10.147434      10.000000(1)   10.149258      10.000000(1)
Accumulation UV - ending          12.094664      10.147434      12.133299      10.149258
Accumulated units at year         6,820.503      0.000          96.296         0.000
end

GLOBAL STRATEGY FOCUS
Accumulation UV - beginning       10.105242      10.000000(1)   10.107054      10.000000(1)
Accumulation UV - ending          11.294096      10.105242      11.330202      10.107054
Accumulated units at year         2,114.707      0.000          30.061         0.000
end

HIGH CURRENT INCOME
Accumulation UV - beginning       10.118436      10.000000(1)   10.120248      10.000000(1)
Accumulation UV - ending          11.119068      10.118436      11.148637      10.120248
Accumulated units at year         6,837.357      0.000          255.389        0.000
end

DOMESTIC MONEY MARKET
Accumulation UV - beginning       1.002475       1.000000(1)    1.002655       1.000000(1)
Accumulation UV - ending          1.041216       1.002475       1.045819       1.002655
Accumulated units at year         325,331.820    0.000          1,260.991      0.000
end


1/    Effective December 7, 1995 on Separate Account commencement date.
2/ Enhanced Contracts have an annual mortality and expense risk change of 0.95%.
3/ Because this Sub-Account has been eliminated, effective May 1, 1997, Purchase Payments are no longer allocable to it.


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


                               SUMMARY OF EXPENSES

PARTICIPANT TRANSACTION EXPENSES
      Sales Load Imposed on Purchase                                None
      Payments
      Contingent Deferred Sales Charge
      (as a percentage of Purchase
      Payments withdrawn)
            Certificate Years since
            Purchase Payment Receipt
                  less than 1 year                                  7%
                  1 year but less than 2 years                      6%
                  2 years but less than 3 years                     5%
                  3 years but less than 4 years                     4%
                  4 years but less than 5 years                     3%
                  5 years but less than 6 years                     2%
                  6 years but less than 7 years                     1%
                  7 years or more                                   0%

      Surrender Fees                                                None

      Transfer Fee 1/                                               $25

ANNUAL CERTIFICATE MAINTENANCE FEE                                  $25




----------------------

1/ The first twelve transfers in a Certificate Year are free. Thereafter, a $25 fee will be charged on each subsequent transfer.

--------------------------------------------------------------------------------


GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------

SEPARATE ACCOUNT               JANUS A.S.  JANUS A.S.  JANUS A.S.   DREYFUS    DREYFUS     DREYFUS V.I.F.
ANNUAL EXPENSES2/              AGGRESSIVE  WORLDWIDE   BALANCED     V.I.F.     V.I.F.      CAPITAL
(as a percentage of            GROWTH      GROWTH      PORTFOLIO4/  GROWTH     SMALL CAP   APPRECIATION
average Separate               PORTFOLIO4/ PORTFOLIO4/              PORTFOLIO  PORTFOLIO   PORTFOLIO
Account assets)                ---------   ---------   ---------    ---------  ---------   --------------

   Mortality and               1.25%       1.25%       1.25%         1.25%     1.25%       1.25%
   Expense Risk
   Charge

   Administration Charge       0.00%       0.00%       0.00%         0.00%     0.00%       0.00%

   Other Fees and              0.00%       0.00%       0.00%         0.00%     0.00%       0.00%
   Expenses of the
   Separate Account

   Total Separate              1.25%       1.25%       1.25%         1.25%     1.25%       1.25%
   Account Annual
   Expenses

FUND ANNUAL Expenses3/
(as a percentage of Fund
average net assets after
fee waiver and/or expense
reimbursement, if any)

   Management Fees             0.72%       0.66%       0.79%         0.75%     0.75%       0.75%

   Other Expenses              0.04%       0.14%       0.15%         0.08%     0.04%       0.09%

   Total Fund Annual           0.76%       0.80%       0.94%         0.83%     0.79%       0.84%
   Expenses

                                                       MERRILL     MERRILL     MERRILL     MERRILL
                                                       LYNCH       LNCH        LYNCH       LYNCH
SEPARATE ACCOUNT              THE DREYFUS              V.S.F.      V.S.F.      V.S.F.      V.S.F
ANNUAL EXPENSES2/             SOCIALLY     DREYFUS     BASIC       GLOBAL      HIGH        DOMESTIC
(as a percentage of           RESPONSIBLE  STOCK       VALUE       STRATEGY    CURRENT     MONEY
average Separate              GROWTH FUND  INDEX       FOCUS       FOCUS       INCOME      MARKET
Account assets)               INC.5/       FUND        FUND        FUND        FUND        FUND
                              -----------  -------     -------     --------    -------     --------

   Mortality and               1.25%       1.25%       1.25%         1.25%     1.25%       1.25%
   Expense Risk Charge

   Administration              0.00%       0.00%       0.00%         0.00%     0.00%       0.00%
   Charge

   Other Fees and              0.00%       0.00%       0.00%         0.00%     0.00%       0.00%
   Expenses of the
   Separate Account

   Total Separate              1.25%       1.25%       1.25%         1.25%     1.25%       1.25%
   Account Annual Expenses

FUND ANNUAL  Expenses3/
(as a percentage of
Fund average net assets
after fee waiver and/or
expense reimbursement,
if any)

   Management Fees             0.72%       0.245%      0.60%         0.65%     0.49%       0.50%
   Other Expenses              0.24%       0.055%      0.06%         0.06%     0.05%       0.04%
   Total Fund Annual           0.96%       0.30 %      0.66%         0.71%     0.54%       0.54%
   Expenses



--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


                                                                                                    PBHG INSURANCE
SEPARATE ACCOUNT ANNUAL                          MORGAN                         PBHF INSURANCE      SERIES FUND, INC.
EXPENSES2/ (as a percentage     STRONG           STANLEY U.S.   MORGAN STANLEY  SERIES FUND, INC.-  PBHG TECHNOLOGY
of average Separate Account     OPPORTUNITY      REAL ESTATE    - FIXED INCOME  PBHF GROWTH II      COMMUNICATIONS
assets)                         FUND II, INC.    PORTFOLIO      PORTFOLIO       PORTFOLIO 7/        PORTFOLIO 7/
----------------------------    ---------------  ------------   --------------  ------------------  -----------------

   Mortality and                1.25%               1.25%         1.25%         1.25%                  1.25%
   Expense Risk
   Charge

   Administration               0.00%               0.00%         0.00%         0.00%                  0.00%
   Charge

   Other Fees and               0.00%               0.00%         0.00%         0.00%                  0.00%
   Expenses of the
   Separate Account

   Total Separate               1.25%               1.25%         1.25%         1.25%                  1.25%
   Account Annual
   Expenses

FUND ANNUAL Expenses 3/
as a percentage of Fund
average net assets after
fee waiver and/or expense
reimbursement, if any)

   Management Fees              1.00%               0.80%         0.40%         0.85%                  0.61%

   Other Expenses               0.17%               0.30%         0.30%         0.30%                  0.59%

   Total Fund Annual            1.17%               1.10%         0.70%         1.15%                  1.20%
    Expenses


2     Annual  expenses  are the same for each  Sub-Account.  These  expenses are based on expenses incurred for the fiscal year ended December 31, 1996.

3 Information regarding each underlying Fund has been provided to the Company by each Fund, and the Company has not independently verified such information. Data for each Fund are for its fiscal year ended December 31, 1996. Actual expenses in future years may be higher or lower.


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


4 The fees and expenses in the table above are based on gross expenses of the shares of each Portfolio before expense offset arrangements for the fiscal year ended December 31, 1996. The information for each Portfolio is net of fee waivers or reductions from Janus Capital Corporation. Fee reductions for the Aggressive Growth, Worldwide Growth and Balanced Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers and reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Portfolios would have been 0.79%, 0.04% and 0.83%, respectively, for Aggressive Growth Portfolio, 0.77%, 0.14% and 0.91%, respectively, for Worldwide Growth Portfolio and 0.92%, 0.15% and 1.07%, respectively, for Balanced Portfolio. Janus Capital Corporation may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees of a Portfolio.

5 Fund expenses are net of management fees and other expenses waived and/or reimbursed. In the absence of such fee waivers and/or expense reimbursements, Management Fees, Other Expenses and Total Portfolio Expenses for The Dreyfus Socially Responsible Growth Fund, Inc. would have been 0.75%, 0.24% and 0.99% for the fiscal year ended December 31, 1996.

6 The adviser has voluntarily agreed to waive or limit its fees or assume other expenses of the PBHG Insurance Series Fund, Inc.--PBHG Technology & Communications Portfolio and PBHG Growth II Portfolio through December 31, 1997, so that total operating expenses of each Portfolio will not exceed 1.20% of average daily net assets. Such waiver or expense reimbursements by the adviser are subject to repayment by the Portfolio in future years if such repayment can be achieved without an increase in the total operating expenses of the Portfolio above 1.20% of average daily net assets. Absent such fee waiver or expense reimbursement, the estimated Management Fees and Total Operating Expenses for the PBHG Technology & Communication Portfolio would be 0.85% and 1.44%, respectively. Given the projected asset size of the PBHG Growth II Portfolio, no expense reimbursement or fee waiver is anticipated with respect to it.




--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------

EXAMPLES

If the Owner surrenders his or her Contract at the end of the applicable time period, the following expenses will be charged on a $1,000 investment, assuming a 5% annual return on assets:

SUB-ACCOUNT                                1 Year   3 Years    5 Years  10 Years
-----------                                ------   -------    -------  --------
Janus Aspen Series-Aggressive Growth         $92       $120       $157      $307
Portfolio

Janus Aspen Series-Worldwide Growth          $92       $122       $159      $312
Portfolio

Janus Aspen Series-Balanced Portfolio        $94       $126       $167      $330

Dreyfus Variable Investment Fund-            $93       $123       $161      $317
Capital Appreciation Portfolio


The Dreyfus Socially Responsible Growth      $94       $127       $168      $333
Fund, Inc.

Dreyfus Variable Investment Fund-Growth      $92       $123       $161      $316
& Income Portfolio

Dreyfus Variable Investment Fund-Small       $92       $121       $158      $311
Cap Portfolio

Dreyfus Stock Index Fund, Inc.               $87       $105       $130      $244

Merrill Lynch Variable Series Funds,         $91       $117       $151      $293
Inc.-Basic Value Focus Fund

Merrill Lynch Variable Series Funds,         $91       $119       $154      $300
Inc.-Global Strategy Focus Fund

Merrill Lynch Variable Series Funds,         $90       $113       $144      $277
Inc.-High Current Income Fund

Merrill Lynch Variable Series Funds,         $90       $113       $144      $277
Inc.-Domestic Money Market Fund

Strong Opportunity Fund II, Inc.             $96       $134       $180      $359

Morgan Stanley Universal Funds-U.S.          $95       $131       $176      $351
Real Estate Portfolio

Morgan Stanley Universal Funds-Fixed         $91       $119       $153      $299
Income Portfolio

PBHG Insurance Series Fund, Inc.-PBHG        $96       $133       $179      $357
Growth II Portfolio

PBHG  Insurance  Series  Fund,               $96       $135       $182      $363
Inc.-PBHG Technology & Communications
Portfolio


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


If the Owner does not surrender his or her Contract, or it is annuitized, the following expenses would be charged on a $1,000 investment at the end of the applicable time period, assuming a 5% annual return on assets:



SUB-ACCOUNT                                     1 Year  3 Years  5 Years    10 Years
-----------                                     ------  -------  -------    --------

Janus Aspen Series-Aggressive Growth Portfolio   $22      $70     $127        $307

Janus Aspen Series-Worldwide Growth Portfolio    $22      $72     $129        $312

Janus Aspen Series-Balanced Portfolio            $24      $76     $137        $330

Dreyfus Variable Investment Fund-Capital         $23      $73     $140        $317
Appreciation Portfolio

The Dreyfus Socially Responsible Growth Fund,    $24      $77     $138        $333
Inc.

Dreyfus Variable Investment Fund-Growth &        $22      $73     $131        $316
Income Portfolio

Dreyfus Variable Investment Fund-Small Cap       $22      $71     $128        $311
Portfolio

Dreyfus Stock Index Fund                         $17      $55     $100        $244

Merrill Lynch Variable Series Funds,             $21      $67     $121        $293
Inc.-Basic Value Focus Fund

Merrill Lynch Variable Series Funds,             $21      $69     $124        $300
Inc.-Global Strategy Focus Fund

Merrill Lynch Variable Series Funds,             $20      $63     $114        $277
Inc.-High Current Income Fund

Merrill Lynch Variable Series Funds,             $20      $63     $114        $277
Inc.-Domestic Money Market Fund

Strong Opportunity Fund II, Inc.                 $26      $84     $150        $359

Morgan Stanley Universal Funds-U.S. Real         $25      $81     $146        $351
Estate Portfolio

Morgan Stanley Universal Funds-Fixed Income      $21      $69     $123        $299
Portfolio

PBHG Insurance Series Fund-PBHG Growth II        $26      $83     $149        $357
Portfolio

PBHG Insurance Series Fund-PBHG Technology &     $26      $85     $152        $363
Communications Portfolio


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                                    Page 18

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


The Examples assume the reinvestment of all dividends and distributions, no transfers among Sub-Accounts or between Accounts and a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. The purpose of the Examples is to assist an Owner in understanding the various costs and expenses that the Owner will bear directly and indirectly with respect to investment in the Separate Account. The table reflects expenses of each Sub-Account as well as of the Fund in which the Sub-Account invests. See "CHARGES AND DEDUCTIONS" on page 35 of this Prospectus and the accompanying prospectus for the applicable Fund for a more complete description of the various costs and expenses. In addition to the expenses listed above, premium taxes may be applicable.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES. THE $25 CONTRACT MAINTENANCE FEE IS REFLECTED IN THE EXAMPLES AS A CHARGE OF $1.00.

The fee table and Examples do not include charges to the Owner for premium taxes.

                                 FINANCIAL STATEMENTS

      The financial statements and reports of independent public accountants for the Company and the Separate Account are contained in the Statement of Additional Information.


                                       THE FUNDS

      The Separate Account currently has seventeen Funds that are available for investment under a Certificate. Each Fund has separate investment objectives and policies. As a result, each Fund operates as a separate investment portfolio and the investment performance of one Fund has no effect on the investment performance of any other Fund. There is no assurance that any of these Funds will achieve their stated objectives. The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Funds.

      The Separate Account invests exclusively in shares of the Funds listed below (followed by a brief overview of each Fund's investment objective(s) and certain investment policies):

JANUS ASPEN SERIES:

      AGGRESSIVE GROWTH PORTFOLIO. A nondiversified portfolio that seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on securities issued by medium-sized companies. The Portfolio may invest in debt securities, including junk bonds.

      WORLDWIDE GROWTH PORTFOLIO. A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers. The Portfolio may invest in debt securities, including junk bonds.

      BALANCED PORTFOLIO. A diversified portfolio that seeks long-term growth of capital balanced by current income. The Fund normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio may invest in junk bonds.



Janus Capital Corporation serves as the investment adviser to each of these Funds.


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


DREYFUS FUNDS:

      CAPITAL  APPRECIATION  PORTFOLIO  (DREYFUS VARIABLE  INVESTMENT FUND). The
      Capital Appreciation Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital. Current income is a secondary goal. It seeks to achieve its goals by investing principally in common stocks of domestic and foreign issuers, common stocks with warrants attached and debt securities of foreign governments.

      The Dreyfus Corporation serves as the investment adviser and Fayez Sarofim & Co. serves as the sub-investment adviser to this Fund.

      GROWTH AND INCOME PORTLFOLIO (Dreyfus Variable Investment Fund). The Growth and Income Portfolio's goal is to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. This Portfolio invests primarily in equity securities, debt securities and money market instruments of domestic and foreign issuers.

      SMALL CAP PORTFOLIO (Dreyfus Variable Investment Fund). The Small Cap Portfolio's goal is to maximize capital appreciation. This Portfolio invests primarily in common stocks of domestic and foreign issuers. This Portfolio will be particularly alert to companies that The Dreyfus Corporation considers to be emerging smaller-sized companies which are believed to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.

The Dreyfus Corporation serves as investment adviser to the Growth and Income and Small Cap Portfolios.

      THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. The Dreyfus Socially Responsible Growth Fund Inc.'s primary goal is to provide capital growth. It seeks to achieve this goal by investing principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the Fund's management, not only meet traditional investments standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is a secondary goal.

      The Dreyfus Corporation serves as the investment adviser and NCM Capital Management Group, Inc. serves as the sub-investment adviser to this Fund.

      DREYFUS STOCK INDEX FUND. The Dreyfus Stock Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Stock Index Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

      The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, acts as the Fund's manager, and Mellon Equity Associates, an affiliate of Dreyfus, located at 500 Grant Street, Pittsburgh, Pennsylvania 15258, is the index manager.

--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.:

      BASIC VALUE FOCUS FUND. The investment objective of the Fund is to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio.

      GLOBAL STRATEGY FOCUS FUND. The investment objective of the Fund is to seek high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the U.S., Canada, Western Europe, the Far East and Latin America. Geographical allocation of the Fund's investments is not limited, and will be made primarily on the basis of anticipated total return from investments, considering various factors, including economic, financial, social, national, and political factors. Investing on an international basis involves special considerations. See the attached Prospectus for the Fund.

      HIGH CURRENT INCOME FUND. The primary investment objective of the Fund is to obtain as high a level of current income as is consistent with its investment policies and prudent investment management. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. The Fund seeks to achieve its objective by investing principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality, including junk bonds. Investment in such securities entails relatively greater risk of loss of income or principal. An investment in this Fund may not be appropriate as the exclusive investment to fund a Certificate. See the attached Prospectus for the Fund.

      DOMESTIC MONEY MARKET FUND. The investment objectives of the Fund are to seek preservation of capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.

      Merrill Lynch Asset Management, L.P. serves as the investment adviser to these Funds.

STRONG OPPORTUNITY FUND II, INC.


      STRONG OPPORTUNITY FUND II. The investment objective of the Strong Opportunity Fund II is to seek capital growth. It currently emphasizes medium-sized companies that the Fund's adviser believes are under-researched and attractively valued.

      Strong Capital Management, Inc. serves as the investment adviser to this Fund.


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


MORGAN STANLEY UNIVERSAL FUNDS INC.:

      U.S. REAL ESTATE PORTFOLIO. The investment objective of the U.S. Real Estate Portfolio is above-average current income and long-term capital appreciation by investing primarily in equity securities of U.S. and non-U.S. companies principally engaged in the U.S. real estate industry, including Real Estate Investment Trusts (REITs).

      Morgan Stanley Asset Management Inc. (a wholly owned subsidiary of Morgan Stanley Group Inc.) serves as the investment adviser to the U.S. Real Estate Portfolio.

      FIXED INCOME PORTFOLIO. The investment objective of the Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of securities issued by the U.S. Government and its Agencies, Corporate Bonds, Mortgage-Backed Securities, Foreign Bonds and other Fixed Income Securities.

      Miller Anderson & Sherrard, LLP (an indirect wholly owned subsidiary of Morgan Stanley Group, Inc.) serves as the investment adviser to the Fixed Income Portfolio.

PBHG INSURANCE SERIES FUND, INC.:

      PBHG GROWTH II PORTFOLIO. The investment objective of PBHG Growth II Portfolio is to seek capital appreciation by investing primarily in common stocks and convertible securities of small and medium size growth companies (market capitalization or annual revenues up to $4 billion) that are considered to have an outlook for strong earnings growth and the potential for significant capital appreciation.

      PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO. The investment objective of the PBHG Technology & Communications Portfolio is to seek long-term growth of capital by investing primarily in common stocks of companies which rely extensively on technology or communications in their product development or operations, or which may be experiencing exceptional growth in sales and earnings driven by technology or communications-related products and services.

      Pilgrim Baxter & Associates, Ltd. serves as the investment adviser to each of these Portfolios.

      Meeting Fund objectives depends on various factors including, but not limited to, how well portfolio managers anticipate changing economic and market conditions.

THERE IS NO ASSURANCE THAT ANY OF THESE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES.

INVESTMENTS IN THESE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON.

      Since each of the Funds is available to separate accounts offering variable annuity and variable life products of other insurance companies and certain Funds may be available to qualified pension and retirement plans, there is a possibility that a material conflict may arise between the interests of the Separate Account and one or more other separate accounts or plans investing in the Fund. In the event of a material conflict, the affected insurance companies will take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the particular Fund. See the Funds' prospectuses for greater detail.

--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------

      Additional information concerning the investment objectives and policies of each Fund, the investment advisory services and administrative services and charges can be found in the current prospectus for the Fund which accompanies this Prospectus. THE APPROPRIATE FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO, OR TRANSFERS AMONG, THE SUB-ACCOUNTS.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS

      The Company does not control the Funds and cannot guarantee that any of the Sub-Accounts or any of the Funds will always be available for allocation of Purchase Payments or transfers. The Company retains the right to make changes in the Separate Account and its investments.

      The Company reserves the right to eliminate the shares of any Fund held by a Sub-Account and to substitute shares of another investment company for the shares of any Fund, if the shares of that Fund are no longer available for investment or if, in the Company's judgment, investment in any Fund would be inappropriate in view of the purposes of the Separate Account. To the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law, a substitution of shares attributable to the Participant's interest in a Sub-Account will not be made without prior notice to the Participant and the prior approval of the Securities and Exchange Commission. Nothing contained herein shall prevent the Separate Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of requests made by Participants.

      New Sub-Accounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing Participants on a basis to be determined by the Company. Each additional Sub-Account will purchase shares in a Fund or in another mutual fund or investment vehicle. The Company may also eliminate one or more Sub-Accounts, if in its sole discretion, marketing, tax, investment or other conditions so warrant. In the event any Sub-Account is eliminated, the Company will notify Participants and request a re-allocation of the amounts invested in the eliminated Sub-Account.

      In the event of any substitution or change, the Company may make such changes in the Contract and Certificate as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Certificates, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more separate accounts.


                                PERFORMANCE INFORMATION

      From time to time, the Company may advertise yields and/or total returns for the Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. For a description of the methods used to determine yield and total return, see the Statement of Additional Information.

--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------

YIELD DATA

      The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The Company may also advertise the effective yield of the Money Market Sub-Account which is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

      The yield of a Sub-Account other than the Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day period.

      The yield calculations do not reflect the effect of any CDSC or premium taxes that may be applicable to a particular Certificate which would reduce the yield of that Certificate.

TOTAL RETURN DATA

      The average annual total return of a Sub-Account refers to return quotations assuming an investment has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for one, five and ten years, respectively, the standardized average annual total return presented will be presented for these periods, although other periods may also be provided. The standardized average annual total return quotations reflect the deduction of all applicable charges except for premium taxes. In addition to standardized average annual total return for a Sub-Account, the Company may provide cumulative total return and/or other non-standardized total return for the Sub-Account.

      Reports and promotional literature may contain the ranking of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria. The Company may compare the performance of a Sub-Account with applicable indices and/or industry averages. Performance information may present the effects of tax-deferred compounding on Sub-Account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include comparisons of investment return on a tax-deferred basis with currently taxable investment return. Total return data that does not reflect, for example, the CDSC and other charges will be higher than the total return realized by an investor who incurs charges.

      The Company may also advertise performance figures for the Sub-Accounts based on the performance of a Fund prior to the time the Separate Account commenced operations.


         ANNUITY INVESTORS LIFE INSURANCE COMPANY[REGISTERED TRADEMARK]
                            AND THE SEPARATE ACCOUNT

ANNUITY INVESTORS LIFE INSURANCE COMPANY

      Annuity Investors Life Insurance Company[REGISTERED TRADEMARK] (the "Company"), formerly known as Carillon Life Insurance Company, is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------

      The Company is a wholly-owned subsidiary of Great American Life Insurance Company which is a wholly-owned subsidiary of American Annuity Group, Inc., a publicly traded insurance holding company. That company is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company.

      The home office of the Company is located at 250 East Fifth Street, Cincinnati, Ohio 45202.

PUBLISHED RATINGS

      The Company may from time to time publish in advertisements, sales literature and reports to Contract Owners and Participants, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as reflecting on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's or Duff & Phelps may be referred to in advertisements or sales literature or in reports to Contract Owners and Participants. These ratings are opinions of those agencies as to an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT

      Annuity Investors[REGISTERED TRADEMARK] Variable Account A was established by the Company as an insurance company separate account under the laws of the State of Ohio on May 26, 1995, pursuant to resolutions of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.

      The assets of the Separate Account are owned by the Company but they are held separately from the other assets of the Company. The Ohio Revised Code provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company.

      Under Ohio law, the assets of the Separate Account will be held for the exclusive benefit of Contract Owners and Participants under the Contracts offered by this Prospectus and under all other contracts which provide for accumulated values or dollar amount payments to reflect investment results of the Separate Account. The obligations arising under the Contract and Certificates are obligations of the Company.

      The Separate Account has seventeen Sub-Accounts, each of which invests solely in a specific corresponding Fund. (See "THE FUNDS," page 18.) Changes to the Sub-Accounts may be made at the discretion of the Company. (See "Additions, Deletions, or Substitutions," page 22.)


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


                                THE FIXED ACCOUNT

      The Fixed Account is a part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interest therein is generally subject to the provisions of these Acts, and the staff of the Securities and Exchange Commission does not generally review the disclosures in the prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account and the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

      The Company has sole discretion to invest the assets of the Fixed Account, subject to applicable law. The Company delegates the investment of the assets of the Fixed Account to American Money Management Corporation. Allocation of any amounts to the Fixed Account does not entitle Participants to share directly in the investment experience of these assets. The Company assumes the risk of investment gain or loss on the portion of the Account Value allocated to the Fixed Account. All assets held in the general account are subject to the Company's general liabilities from business operations.

FIXED ACCOUNT OPTIONS

      There are currently five options under the Fixed Account: the Fixed Accumulation Account option; and the guarantee period options referred to in the Certificate as the Fixed Account options One-Year, Three-Year, Five-Year and Seven-Year Guarantee Period, respectively. Additional Fixed Account options may be offered by the Company at any time. Purchase Payments allocated and amounts transferred to the Fixed Account options accumulate interest at the applicable current interest rate declared by the Company's Board of Directors, and if applicable, for the duration of the guarantee period selected.

      The Company guarantees a minimum rate of interest for the Fixed Account options. The guaranteed rate is 3% per year. For any Fixed Account option, the Company's Board of Directors may declare and pay current interest higher than the guaranteed rate at any time. Once declared, such rate will be paid until changed by the Company for new allocations to that Fixed Account option, but such change will not be applicable with respect to amounts previously allocated to such Fixed Account option.

RENEWAL OF FIXED ACCOUNT OPTIONS

      The following provisions apply to all Fixed Account Options except the Fixed Accumulation Account option.

      At the end of a guarantee period, and for the thirty days immediately preceding the end of such guarantee period, the Participant may elect a new option to replace the Fixed Account option that is then expiring. The entire amount maturing may be reallocated to any of the then current options under the Certificate (including the various Sub-Accounts within the Separate Account), except that a Fixed Account option with a guarantee period that would extend past the Annuity Commencement Date may not be selected. In particular, in the case of renewals occurring within one year of the Annuity Commencement Date, the only Fixed Account option available is the Fixed Accumulation Account.

--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
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      If the  Participant  does not specify a new option in accordance  with the preceding paragraph, the Participant will be deemed to have elected the same Fixed Account option, so long as the guarantee period of such option does not extend beyond the Annuity Commencement Date. In the event that such a period would extend beyond the Annuity Commencement Date, the Participant will be deemed to have selected the Fixed Account option with the longest available guarantee period that expires prior to the Annuity Commencement Date.


                                  THE CONTRACT

      The Contract is a group flexible premium deferred annuity. The rights and benefits are described below and in the Certificate and the Contract. The Company reserves the right to make any modification to conform the Contract and Certificates thereunder to, or give the Participant the benefit of, any applicable law. The obligations under the Contract and Certificates are obligations of the Company.

      For each Certificate, a different Account will be established and Fixed Account Values, Variable Account Values, and benefits and charges will be calculated separately. The various administrative rules described below will apply separately to each Certificate, unless otherwise noted. The Company reserves the right to terminate any Certificate for which the Account Value is less than $500 and no Purchase Payment has been received for at least two years.

RIGHT TO CANCEL (ONLY WHERE REQUIRED BY STATE LAW)

      A Participant may cancel his or her Certificate by giving the Company written notice of cancellation and returning the Certificate before midnight of the twentieth day (or longer if required by state law) following the date the Participant receives the Certificate. The Certificate must be returned to the Company, and the required notice must be given in person, or to the agent who sold it to the Participant, or by mail. If by mail, the return of the Certificate or notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Participant cancels the Certificate as set forth above, the Certificate will be void and the Company will return the Purchase Payment(s) for that Participant, plus or minus any investment gains or losses under the Certificate as of the end of the Valuation Period during which the returned Certificate is received by the Company, or as otherwise required by law. Where required by state law, the right to cancel provision of a Certificate may provide for refund of a different amount, or a right to cancel for a different time period, than described above.


                        ENROLLMENT AND PURCHASE PAYMENTS

PURCHASE PAYMENTS

      All Purchase Payments must be received at the Administrative Office.

      Each Purchase Payment will be applied by the Company to the credit of a Participant's Account. If the Participant Enrollment Form is in good order, the Company will apply the initial Purchase Payment to an account for the Participant within two business days of receipt of the Purchase Payment at the Administrative Office. If the Enrollment Form is not in good order, the Company will attempt to get the Enrollment Form in good order within five business days. If the Enrollment Form is not in good order at the end of this period, the Company will inform the Contract Owner of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically consents to the Company keeping the Purchase Payment until the Enrollment Form is in good order. Once the Enrollment Form is in good order, the Purchase Payment will be applied to the Participant's Account within two business days.

--------------------------------------------------------------------------------
                                    Page 27
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------

      Additional Purchase Payments may be made at any time prior to the Annuity Commencement Date, as long as the Participant is living. Each additional Purchase Payment is credited to a Certificate as of the next valuation following the receipt of such additional Purchase Payment.

      No Purchase Payment for any Certificate may exceed $500,000 without prior approval of the Company.

ALLOCATION OF PURCHASE PAYMENTS

      Purchase Payments will be allocated to the Fixed Account and/or to the Sub-Accounts according to the instructions in the Participant Enrollment Form or subsequent Written Request. Allocations are made in percentages, and whole percentages must be used.


                                  ACCOUNT VALUE

      Before the Annuity Commencement Date, the Account Value is equal to the Fixed Account Value plus the Variable Account Value.

FIXED ACCOUNT VALUE

      The Fixed Account Value at any time is equal to (a) the Purchase Payment(s) allocated to the Fixed Account; plus (b) amounts transferred to the Fixed Account; plus (c) interest credited to the Fixed Account; less (d) any charges, surrenders, deductions, amounts transferred from the Fixed Account or other adjustments made in accordance with the provisions of the Contract.

VARIABLE ACCOUNT VALUE

      The Variable Account Value for the Certificate at any time is the sum of the value of each Sub-Account ("Sub-Account Value") selected by the Participant for the Certificate on the Valuation Date most recently completed.

      Purchase Payments may be allocated among, and Account Values may be transferred to, the various Sub-Accounts within the Separate Account, subject to the provisions of the Contract governing transfers. For each Sub-Account, the Purchase Payment(s) or amounts transferred are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to each Sub-Account by the Accumulation Unit Value for that Sub-Account at the end of the Valuation Period on which the Purchase Payment(s) or transferred amount is received.

      The following events will result in the cancellation of an appropriate number of Accumulation Units of a Sub-Account:

      (1)   transfer from a Sub-Account;

      (2)   full or partial surrender of a Participant's Variable Account Value;

      (3)   payment of a Death Benefit;

      (4)   application  of  a  Participant's   Variable   Account  Value  to  a
            Settlement Option;

      (5)   deduction of the Certificate Maintenance Fee; or

--------------------------------------------------------------------------------
                                    Page 28
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


      (6)   deduction of a Transfer Fee.

      Accumulation Units will be canceled as of the end of the Valuation Period during which the Company received a Written Request regarding the event giving rise to such cancellation, or Due Proof of Death and a Written Request regarding payment of the Death Benefit, or the Valuation Period on which the Certificate Maintenance Fee is due, as the case may be.

      The Variable Account Value for a Certificate at any time is equal to the sum of the number of Accumulation Units attributable to that Certificate for each Sub-Account multiplied by the Accumulation Unit value ("Accumulation Unit Value") for each Sub-Account at the end of the Valuation Period.

ACCUMULATION UNIT VALUE

      The initial Accumulation Unit Value for each Sub-Account, with the exception of the Money Market Sub-Account, was set at $10 when the Sub-Account was created. The initial Accumulation Unit Value for the Money Market Sub-Account was set at $1.00. Thereafter, the Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor, as described below.

NET INVESTMENT FACTOR

      The Accumulation Unit Value for each Sub-Account for any Valuation Period is determined by the Net Investment Factor. The Net Investment Factor is a factor applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a Net Investment Factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing
(1) by (2) and subtracting (3) from the result, where:

      (1)   is equal to:

                  a. the Net Asset Value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

                  b. the per share amount of any dividend or net capital gain distributions made by the Fund held in the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

                  c. a per share charge or credit for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Sub-Account;

      (2) is the Net Asset Value per share of the Fund held in the Sub-Account, determined at the end of the most recent Valuation Period; and

      (3) is the factor representing the Mortality and Expense Risk Charge and the Administration Charge deducted from the Sub-Account for the number of days in the Valuation Period.

--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------

                                       TRANSFERS

      By Written Request prior to the Annuity Commencement Date, the Participant may transfer amounts in a Sub-Account to a different Sub-Account and/or one or more of the Fixed Account options. The minimum transfer amount is $500. If the Sub-Account balance is less than $500 at the time of the transfer, the entire amount of the Sub-Account balance must be transferred. The Participant may also transfer amounts from any Fixed Account options to any different Fixed Account option and/or one or more of the Sub-Accounts. If a transfer is being made from a Fixed Account option pursuant to the "Renewal" provision of the "FIXED ACCOUNT" section of this Prospectus, then the entire amount of that Fixed Account option may be transferred to any one or more of the Sub-Accounts. In any other case, transfers from any Fixed Account options are subject to a cumulative limit during each Certificate Year of 20% of the most recent Certificate Year-end values of that Fixed Account option, and are not permitted during the first Certificate Year. However, if the Account Value of the Fixed Account option being transferred is less than $500 at the time of the transfer, then the entire balance will be transferred. The Company may from time to time change the amount available for transfer from the Fixed Accumulation Account. Amounts previously transferred from Fixed Account options to the Sub-Accounts may not be transferred back to the Fixed Account options for a period of at least six months from the date of transfer.

      The Company charges a Transfer Fee of $25 for each transfer in excess of twelve during the same Certificate Year.

      The Company reserves the right, in the Company's sole discretion and at any time without prior notice, to terminate, suspend or modify the transfer privileges described above.

      See "Transfers After the Annuity Commencement Date," page 40.

TELEPHONE TRANSFERS

      A Participant also may place a request for all or part of the Account Value to be transferred by telephone. All transfers must be in accordance with the terms of the Certificate. Transfer instructions are currently accepted on each Valuation Date between 9:30 a.m. and 4:00 p.m. Eastern Time at (800) 789-6771. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day.

      The Company will not be liable for complying with telephone instructions the Company reasonably believes to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The Participant will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions.

DOLLAR COST AVERAGING

      Prior to the Annuity Commencement Date, the Participant may establish automatic transfers from the Money Market Sub-Account to any of the other Sub-Accounts, on a monthly or quarterly basis, by submitting to the
Administrative Office a Dollar Cost Averaging Enrollment Form. No Dollar Cost Averaging transfers may be made to any of the Fixed Account options. The transfers will begin within 30 days of the receipt of such Enrollment Form.

      In order to be eligible for Dollar Cost Averaging the value of the Money Market Sub-Account must be at least $10,000 and the minimum amount that can be transferred is $500 per month.

--------------------------------------------------------------------------------
                                    Page 30
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


      Dollar Cost Averaging will automatically terminate if any Dollar Cost Averaging transfer would cause the balance of the Money Market Sub-Account to fall below $500. At that time, the Company will then transfer the balance of the Money Market Sub-Account to the other Sub-Accounts in the same percentage distribution as directed in the Dollar Cost Averaging Enrollment Form.

      Dollar Cost Averaging transfers will not count toward the twelve transfers permitted under the Certificate without charge.

      Before electing Dollar Cost Averaging, a Participant should consider the risks involved in switching between investments available under the Certificate. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. A Participant should consider his or her financial ability to continue Dollar Cost Averaging transfers through periods of changing price levels.

      The Participant may terminate Dollar Cost Averaging services, at any time, by Written Request to the Company. In addition, the Company reserves the right to terminate, modify or suspend the Dollar Cost Averaging option at any time.




PORTFOLIO REBALANCING

      In connection with the allocation of Purchase Payments to the Sub-Accounts and/or the Fixed Accumulation Account, the Participant may elect to have the Company perform Portfolio Rebalancing services. The election of Portfolio Rebalancing instructs the Company to automatically transfer amounts between the Sub-Accounts and the Fixed Accumulation Account in percentage allocations selected by the Participant.

      The Participant may elect Portfolio Rebalancing by Written Request. In order to elect Portfolio Rebalancing after the Certificate has been issued, the Participant must submit a Written Request for Portfolio Rebalancing to the Company and the Participant must have a minimum Account Value of $10,000. Portfolio Rebalancing will be performed on a quarterly basis.

      The Participant may terminate Portfolio Rebalancing services, at any time, by Written Request to the Company. In addition, the Company reserves the right to terminate, modify or suspend the Portfolio Rebalancing option at any time.



INTEREST SWEEP

      Prior to the Annuity Commencement Date, the Participant may establish automatic transfers of the income from each Fixed Account option selected on the Interest Sweep Enrollment Form to the Sub-Accounts, on a quarterly basis. Transfers will begin on the next quarterly Interest Sweep date that is at least 30 days after receipt of such Enrollment Form at the Administrative Office. The Company may, at its sole discretion, set the quarterly interest Sweep date.

      In order to be eligible for the Interest Sweep option the value of each Fixed Account option selected on the Interest Sweep Enrollment Form must be at least $5,000 and the maximum amount that can be transferred from each Fixed Account option so selected is 20% of such Fixed Account option's value per year.

      Interest Sweep transfers will not count toward the twelve transfers permitted under the Certificate without charge.


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


      The Participant may terminate participation in the Interest Sweep option, at any time, by Written Request to the Company. In addition, the Company reserves the right to terminate, modify or suspend the Interest Sweep option at any time.

PRINCIPAL GUARANTEE OPTION

The Participant may elect to have the Company allocate a portion of a Purchase Payment to the Fixed Account Seven-Year Guarantee Period such that, at the end of the Seven-Year Guarantee Period, that account will grow to an amount equal to the Total Purchase Payment. The Company determines the portion of the Purchase Payment which must be allocated to the Fixed Account Seven-Year Guarantee Period such that, based on the interest rate than in effect, the Seven-Year Guarantee account will grow to equal the full amount of the Purchase Payment after seven years. The remainder of the Purchase Payment will be allocated according to the Owner's Instructions. The minimum Purchase Payment eligible for the Principal Guarantee program is $5,000.

CHANGES BY THE COMPANY

      The Company  reserves the right,  at any time,  to  terminate,  suspend or modify the transfer privileges described above without prior notice to Participants, as permitted by applicable law. The Company may also impose an annual fee or increase the current fee for any of the foregoing services in amount(s) as the Company may then determine to be reasonable for participation for the service.


                                      SURRENDERS

SURRENDER VALUE

      The Participant may surrender all or part of the Surrender Value of a Certificate. Full or partial surrenders of the Surrender Value may be made by Written Request at any time prior to the Annuity Commencement Date; the Surrender Value will be the Surrender Value at the end of the Valuation Period in which the Written Request is received. The Surrender Value at any time is equal to the Account Value as of that Valuation Period less any applicable Contingent Deferred Sales Charge ("CDSC"), less any outstanding loans and less any applicable premium tax not previously deducted. On full surrender, an annual Certificate Maintenance Fee also will be deducted as part of the calculation of the Surrender Value. A full or partial surrender prior to the Annuity Commencement Date may be subject to a CDSC as set forth in this prospectus, except that such charge will not apply to: (1) any portion of the Account Value in excess of total Purchase Payments; (2) any portion of the Account Value attributable to Purchase Payment(s) that are no longer subject to the charge; or
(3) payment of the Death Benefit.

      The CDSC is calculated separately for each Purchase Payment. Surrenders will be deemed to be withdrawn first from the portion of the Account Value in excess of total Purchase Payments and then from Purchase Payments. For this purpose, Purchase Payment(s) are deemed to be withdrawn on a "first-in, first-out" (FIFO) basis. Surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or a reduction of the Participant's Fixed Account Value. In the case of a full surrender, the Participant's participation interest under the Contract and the Certificate will be canceled. The CDSC may be waived in whole or in part under certain circumstances.

      The Company reserves the right to terminate a Certificate if a partial surrender would reduce a Participant's Account Value to less than the $500 minimum balance and no Purchase Payments have been received by the Company for at least two years.

      The Certificate  Maintenance  Fee, unless waived,  will be deducted from a
full  surrender   before  the   application  of  any  CDSC.  (See  "CHARGES  AND
DEDUCTIONS," page 35.)


      Surrenders may be subject to a 10% premature distribution penalty tax if made before the Participant reaches age 59 1/2, and may further be subject to federal, state or local income tax. (See "FEDERAL TAX MATTERS," page 45.)



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                                    Page 32
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
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SUSPENSION OR DELAY IN PAYMENT OF SURRENDER VALUE

      The Company may suspend or delay the date of payment of a partial or full surrender of the Variable Account Value for any period if:

      (1) the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted;

      (2) an emergency exists (as determined by the Securities and Exchange Commission) as a result of which (a) the disposal of securities in the Separate Account is not reasonably practicable; or (b) it is not reasonably practicable to determine fairly the value of the net assets in the Separate Account; or

      (3) the Securities and Exchange Commission so permits for the protection of security holders.

      The Company further reserves the right to delay payment of any partial or full surrender of the Fixed Account Value for up to six months.

      A surrender request will be effective when all appropriate surrender request forms are received. Payments of any amounts derived from a Purchase Payment paid by check may be delayed until the check has cleared.

      SINCE THE PARTICIPANT ASSUMES THE INVESTMENT RISK AND BECAUSE CERTAIN SURRENDERS ARE SUBJECT TO A CDSC, THE TOTAL AMOUNT PAID UPON SURRENDER OF THE CERTIFICATE (TAKING INTO ACCOUNT ANY PRIOR SURRENDERS) MAY BE MORE OR LESS THAN THE TOTAL PURCHASE PAYMENTS.

      Since the qualified contracts offered by this Prospectus will be issued in connection with retirement plans which meet the requirements of Sections 401, 403 or 457 of the Code, as applicable, reference should be made to the terms of the particular plans for any additional limitations or restrictions on surrenders.

FREE WITHDRAWAL PRIVILEGE

      In accordance with the provisions of the Contract, and subject to the terms of a Participant's plan, the Company will waive the CDSC, to the extent applicable, on full or partial surrenders during the second and succeeding Certificate Years, on an amount equal to not more than the greater of: (1)
accumulated earnings as of the last Certificate Anniversary (Account Value in excess of Purchase Payments); or (2) 10% of the Account Value as of the last Certificate Anniversary.

      If the Free Withdrawal Privilege is not exercised during a Certificate Year, it does not carry over to the next Certificate Year.


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWAL OPTION

      Prior to the Annuity Commencement Date, the Participant, by Written Request to the Administrative Office, may elect to automatically withdraw money from the Fixed Account and/or the Sub-Accounts. To be eligible for the Systematic Withdrawal Option, the Account Value must be at least $10,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the Free Withdrawal Allowance (See "CHARGES AND DEDUCTIONS," page 35.) The Participant may begin or discontinue systematic withdrawals at any time by Written Request to the Company, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

      Systematic withdrawals may have tax consequences. (See "FEDERAL TAX MATTERS," page 45.)

                                 CONTRACT LOANS

      Certain Contracts may contain a loan provision issued in connection with certain qualified plans. Participants under such Contracts may obtain loans using their interest under such Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. Tax advisers and retirement plan fiduciaries should be consulted prior to exercising loan privileges. Loan provisions are described in the loan endorsement.

      The amount of any loan will be deducted from the minimum death benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of the investment options will only apply to the unborrowed portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.


                                  DEATH BENEFIT

DEATH OF PARTICIPANT

      If a Participant dies before the Annuity Commencement Date, a death benefit will be paid to the primary Beneficiary(ies) then living at the time of the Participant's death. If no primary Beneficiary is living at the time of the Participant's death or if the primary Beneficiary dies within 30 days after the Participant's death and no death benefit has been paid, the death benefit will be paid to the person(s) named as contingent Beneficiary(ies). If no primary or contingent Beneficiary is living at the time of the Participant's death, the death benefit will be paid to the Participant's estate. No death benefit is payable on or after the Annuity Commencement Date. Only one death benefit is payable with respect to a Participant's participation interest under the Contract.

DEATH BENEFIT

      The Death Benefit will be determined as of the Death Benefit Valuation Date. The Death Benefit Valuation Date is the Valuation Period during which the Company receives both Due Proof of Death of the Participant and a Written


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                                    Page 34
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


Request regarding payment of the Death Benefit. If both documents are not received at the same time, the Death Benefit Valuation Date is the Valuation Period during which the Company receives the latter of Due Proof of Death or a Written Request regarding payment of the Death Benefit.

      If a Participant dies before attaining age 75 and before the Annuity Commencement Date, the death benefit is an amount equal to the greatest of:

      (1) the Account Value on the Death Benefit Valuation Date, less any applicable premium tax not previously deducted, and less any outstanding loans;

      (2) the total Purchase Payments, less any applicable premium tax not previously deducted, less any partial surrenders, and less any outstanding loans; or

      (3) the largest death benefit amount on any Certificate Anniversary prior to death that is an exact multiple of five and occurs prior to the Death Benefit Valuation Date, less any applicable premium tax not previously deducted, less any partial surrenders after such death benefit was determined and less any outstanding loans.

      If the Participant dies after attaining age 75 and before the Annuity Commencement Date, the death benefit is an amount equal to the greatest of:

      (1) the Account Value on the Death Benefit Valuation Date, less any applicable premium tax not previously deducted, and less any outstanding loans;

      (2) the total Purchase Payments, less any applicable premium tax not previously deducted, less any partial surrenders, and less any outstanding loans; or

      (3) the largest death benefit amount on any Certificate Anniversary prior to death that is both an exact multiple of five and occurs prior to the date on which the Participant attained age 75, less any applicable premium tax not previously deducted, less any partial surrenders after such death benefit was determined and less any outstanding loans.

Payment of the death benefit is not subject to a CDSC.

BENEFICIARY

      The primary Beneficiary(ies) and contingent Beneficiary(ies) are named on the Participant Enrollment Form. The Beneficiaries may be changed at any time prior to the Participant's death. The Company must receive a Written Request to change a Beneficiary. Any such change will relate back to and take effect on the date the Written Request was signed. The Company will not be liable for any payment it makes before such Written Request has been received and acknowledged at the Administrative Office.

      In determining the identity or non-existence of any Beneficiary not identified by name, the Company may rely on an affidavit by any person whom the Company reasonably believes to be a reliable source for that information.

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                                    Page 35

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


                             CHARGES AND DEDUCTIONS

      There are two types of charges and deductions. First, there are charges assessed under the Certificate. These charges include the CDSC, the Administration Charge, the Mortality and Expense Risk Charge, Premium Taxes and Transfer Fees. All of these charges are described below and some may not be applicable to every Certificate. Second, there are Fund expenses for fund management fees and administration expenses. These fees are described in the prospectus and statement of additional information for each Fund.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

      No deduction for front-end sales charges is made from Purchase Payments. However, the Company may deduct a CDSC of up to 7% of Purchase Payments on certain surrenders to partially cover certain expenses incurred by the Company relating to the sale of the Contract, including commissions paid, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

      The CDSC percentage varies according to the number of full years elapsed between the date of receipt of a Purchase Payment and the date a Written Request for surrender is made. The amount of the CDSC is determined by multiplying the amount withdrawn subject to the CDSC by the CDSC percentage in accordance with the following table. Surrenders will be deemed to be withdrawn first from accumulated earnings (which may be surrendered without charge) and then to Purchase Payments on a first-in, first-out basis; surrenders will be made from the oldest Purchase Payment first.

                   NUMBER OF FULL YEARS
                   ELAPSED BETWEEN DATE        CONTINGENT DEFERRED
                  OF RECEIPT OF PURCHASE        SALES CHARGE AS A
                     PAYMENT AND DATE             PERCENTAGE OF
                    WRITTEN REQUEST FOR        ASSOCIATED PURCHASE
                    SURRENDER RECEIVED         PAYMENT SURRENDERED
                    -------------------        -------------------
                             0                         7%
                             1                         6%
                             2                         5%
                             3                         4%
                             4                         3%
                             5                         2%
                             6                         1%
                             7                         0%

      In no event shall the CDSC assessed against the Certificate exceed 7% of the aggregate Purchase Payment(s).


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                                    Page 36
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


      Any Purchase Payments that have been held by the Company for at least seven years may be surrendered free of any CDSC. In addition, during any Certificate Year after the first Certificate Year for Certificates qualified under Section 403(b) of the Code, the CDSC will not be imposed on the surrender of up to 10% of the Account Value as of the last day of the previous Certificate Year ("Free Withdrawal Allowance"). If the Free Withdrawal Allowance is not withdrawn during a Certificate Year, it does not carry over to the next Certificate Year.

       No CDSC is assessed upon payment of the death benefit. Any applicable CDSC will be deducted from the amount requested for partial and full surrenders.

      The CDSC arising from a surrender of the Certificate will be waived in all cases if: (i) all or part of the Account Value is applied to the purchase of an annuity from the Company for life or for a non-commutable period of five years or more; or (ii) the Participant is "disabled" as that term is defined in the Social Security Act of 1935, as amended.

      The CDSC arising from a surrender of the Certificate will be waived for Certificates held by Participants in plans qualified under the Code that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and regulations thereunder, or qualified under Section 401 of the Code, if the Participant incurs a separation from service.

      The CDSC arising from a surrender of the Certificate will be waived for Certificates held by Participants in plans qualified under the Code that are not subject to ERISA if: (i) the Participant incurs a separation from service, has attained age 55 and has held the Certificate for at least seven years, provided the Account Value is not transferred on a tax-free basis to another insurance carrier; or (ii) the Participant has held the Certificate for fifteen years or more.

      The CDSC also will be waived in all cases if the Participant is confined in a licensed Hospital or Long-Term Care Facility, as those terms are defined in the Long Term-Care Waiver Rider, for at least 90 days beginning on or after the first Certificate Anniversary. This Rider may not be available in all jurisdictions.

      The Company may reduce or eliminate the CDSC under the Contract and Certificates when certain sales of the Contract and Certificates result in savings or reduction of sales expenses. The entitlement to such a reduction in the CDSC will be based on: (i) the size and type of the group to which sales are to be made; (ii) the anticipated total amount of Purchase Payments to be received; and/or (iii) any prior or existing relationship with the Company. The CDSC may be reduced or waived in connection with a Contract offered to a group of employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses. In no event will reduction or elimination of the CDSC be permitted where such reduction or elimination will be unfairly discriminatory to any purchaser.

      The Company reserves the right to terminate, suspend or modify waivers of the CDSC, without prior notice to Participants, as permitted by applicable law.

MAINTENANCE AND ADMINISTRATIVE CHARGES

      On each Certificate Anniversary, the Company deducts an annual Certificate Maintenance Fee as partial compensation for expenses relating to the issue and maintenance of the Certificate, and the Separate Account. The annual Certificate Maintenance Fee is $25. If the Certificate is surrendered on any day other than on the Certificate Anniversary, the Certificate Maintenance Fee will be deducted in full at the time of such surrender. Before the Annuity Commencement Date and after the Annuity Commencement Date, if a Variable Annuity Benefit is elected, the Certificate Maintenance Fee will be deducted on a pro rata basis from each Sub-Account in which the Participant's Account is invested.


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                                    Page 37
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


      The Certificate Maintenance Fee may be waived for sales of Contracts to a trustee, employer or similar entity representing a group where the Company determines that such sales result in savings of sales and/or administrative expenses. The Certificate Maintenance Fee also may be waived with respect to a Contract offered to a group of employees of the Company, its subsidiaries and/or affiliates.

      The Company has not imposed an Administration Charge and has set the Certificate Maintenance Fee at a level such that the Company will recover no more than the anticipated and estimated costs associated with administering the Certificate and Separate Account. The Company does not expect to make a profit from the actual administrative costs of a particular Certificate. The Company does not expect to make a profit from the Certificate Maintenance Fee.

MORTALITY AND EXPENSE RISK CHARGE

      The Company imposes a Mortality and Expense Risk Charge as compensation for bearing certain mortality and expense risks under the Certificate. For assuming these risks, the Company makes a daily charge equal to .003403% corresponding to an effective annual rate of 1.25% of the daily Net Asset Value of each Sub-Account in the Separate Account. The approximate portion of this charge estimated to be attributable to mortality risks is 0.75%; the approximate portion of this charge attributable to expense risks is 0.50%. In connection with certain Contracts that allow the Company to reduce administrative expenses, the Company will issue an Enhanced Contract with a Mortality and Expense Risk Charge equal to an effective annual rate of 0.95%. This is equal to a daily charge of 0.002590%. The Company estimates that 0.20% is for expense risks and 0.75% is for mortality risks. The Company's decision to offer an Enhanced Contract to a particular group will be based primarily on whether the Company is designated as a preferred variable annuity contract provider by the employer or by the trustee of the employee benefit plan. Where the Company is so designated, the Company anticipates that it will recognize administrative expense savings from various economies of scale and routine operations. In addition, the Company may offer an Enhanced Contract to a group of employees of the Company, its subsidiaries and/or affiliates. The Mortality and Expense Risk Charge is imposed before the Annuity Commencement Date and after the Annuity Commencement Date if a Variable Annuity Benefit is selected. The Company guarantees that the applicable charge will never increase for a Contract. The Mortality and Expense Risk Charge is reflected in the Accumulation Unit values for each Sub-Account.

      The mortality risks assumed by the Company arise from its contractual obligations to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Certificate) and to pay death benefits prior to the Annuity Commencement Date.

      The Company also bears substantial risk in connection with the Death Benefit before the Annuity Commencement Date, since in connection with the death of a Participant who dies prior to attaining age 75, the Company will pay a Death Benefit at least equal to the greatest of: (i) the Account Value on the Death Benefit Valuation Date, less any applicable premium tax not previously deducted, and less any outstanding loans; (ii) the total Purchase Payments, less any applicable premium tax not previously deducted, less any partial surrenders, and less any outstanding loans; or (iii) the largest Death Benefit on any Certificate Anniversary prior to death that is an exact multiple of five and occurs prior to the Death Benefit Valuation Date, less any applicable premium tax not previously deducted, less any partial surrenders after the Death Benefit was determined, and less any outstanding loans. In connection with the death of a Participant who dies after attaining age 75, the Company will pay a Death

--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


Benefit at least equal to the greatest of: (i) the Account Value on the Death Benefit Valuation Date, less any applicable premium tax not previously deducted, and less any outstanding loans; (ii) the total Purchase Payments, less any applicable premium tax not previously deducted, less any partial surrenders, and less any outstanding loans; or (iii) the largest Death Benefit on any Certificate Anniversary prior to death that is both an exact multiple of five and occurs prior to the date on which the Participant attained age 75, less any applicable premium tax not previously deducted, less any partial surrenders after the Death Benefit was determined, and less any outstanding loans.

      The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Certificates and the Separate Account will exceed the amount recovered through the Certificate Maintenance Fees and Transfer Fees.

      If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on the Company. Conversely, if this charge is more than sufficient, any excess will be profit to the Company. Currently, the Company expects a profit from this charge.

      The Company recognizes that the CDSC may not generate sufficient funds to pay the cost of distributing the Contracts and Certificates thereunder. To the extent that the CDSC is insufficient to cover the actual cost of Contract and Certificate distribution, the deficiency will be met from the Company's general corporate assets which may include amounts, if any, derived from the Mortality and Expense Risk Charge.

PREMIUM TAXES

      Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company, in its sole discretion and in compliance with any applicable state law, will determine the method used to recover premium tax expenses incurred. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time Purchase Payments are made to the Certificate, but no earlier than when the Company has a tax liability under state law.

TRANSFER FEE

      The Company currently imposes a $25 fee for each transfer in excess of twelve in a single Certificate Year. The Company will deduct the charge from the amount transferred.

FUND EXPENSES

      The value of the assets in the Separate Account reflects the value of Fund shares and therefore the fees and expenses paid by each Fund. The annual expenses of each Fund are set out in the "Summary of Expenses" tables at the front of this Prospectus. A complete description of the fees, expenses, and deductions from the Funds are found in the respective prospectuses for the Funds. (See "THE FUNDS" page 18.)

REDUCTION OR ELIMINATION OF CONTRACT AND CERTIFICATE CHARGES

      The CDSC and the administrative charges under the Contract and Certificates may be reduced or eliminated when certain sales of the Contract and Certificates result in savings or reduction of sales expenses. The entitlement to such a reduction in the CDSC or the administrative charges will be based on the following: (1) the size and type of the group to which sales are to be made;
(2) the total amount of Purchase Payments to be received; and (3) any prior or existing relationship with the Company. There may be other circumstances, of which the Company is not presently aware, which could result in fewer sales expenses. In no event will reduction or elimination of the CDSC or the administrative charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.

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                                    Page 39

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


                               SETTLEMENT OPTIONS

ANNUITY COMMENCEMENT DATE

      Unless otherwise specified, the Annuity Commencement Date will be the Participant's 70th birthday. The Annuity Commencement Date may be changed by the Participant or by the Contract Owner by Written Request at least 30 days prior to the then-current Annuity Commencement Date. The Annuity Commencement Date may be changed to any date not later than such date as may be required or permitted by law or by any applicable retirement plan.

ELECTION OF SETTLEMENT OPTION

      If the Participant is alive on the Annuity Commencement Date and unless otherwise directed, the Company will apply the Account Value, less premium taxes, if any, according to the Settlement Option elected.

      If the payee of a Settlement Option is not a human being, the Company may reject the election of a Settlement Option. If payment under a Settlement Option depends on whether a payee is living, that payee must be a human being.

      If no election has been made on the Annuity Commencement Date and if the Participant is living and has a spouse, the Company will begin payments based on the life of the Participant as primary payee and the spouse as secondary payee, in accordance with Settlement Option 3 (Joint and One Half Survivor Annuity) described below. If no election has been made on the Annuity Commencement Date and if the Participant is living and does not have a spouse, the Company will begin payments based on the life of the Participant in accordance with Settlement Option 1 (Life Annuity with Payments for at Least a Fixed Period), described below, with a fixed period of 120 monthly payments assured.

ANNUITY BENEFIT

      The Annuity Benefit may be calculated and paid: (1) as a Fixed Dollar Annuity Benefit; (2) as a Variable Dollar Annuity Benefit; or (3) as a combination of both.

      If a Fixed Dollar Annuity Benefit only is elected, the Company will transfer all of the Separate Account Value to the Fixed Account prior to the Annuity Commencement Date. Similarly, if a Variable Dollar Annuity Benefit only is elected, the Company will transfer all of the Fixed Account Value to the Sub-Accounts prior to the Annuity Commencement Date. The Company will allocate the amount transferred among the Sub-Accounts in accordance with a Written Request. No transfers between the Fixed Dollar Annuity Benefit and the Variable Dollar Annuity Benefit will be allowed after the Annuity Commencement Date. However, after the Variable Dollar Annuity Benefit has been paid for at least twelve months, the Participant may, no more than once each twelve months, transfer all or part of the Annuity Units upon which the Variable Dollar Annuity Benefit is based from the Sub-Account(s) held to Annuity Units in different Sub-Accounts.

      If a Variable Dollar Annuity Benefit is elected, the amount applied under that benefit is the Variable Account Value as of the end of the Valuation Period immediately preceding the Annuity Commencement Date. If a Fixed Dollar Annuity Benefit is elected, the amount applied under that benefit is the Fixed Account Value as of the Annuity Commencement Date.

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                                     Page 40

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


FIXED DOLLAR ANNUITY BENEFIT

      Fixed Dollar Annuity Benefits are determined by multiplying the Fixed Account Value (expressed in thousands of dollars and after deduction of any premium taxes not previously deducted) by the amount of the monthly payment per $1,000 of value obtained from the Settlement Option Table for the Annuity Benefit elected. The Fixed Dollar Annuity Benefit will remain level for the duration of the Annuity.

VARIABLE DOLLAR ANNUITY BENEFIT

      The first monthly Variable Dollar Annuity Benefit payment is equal to a Participant's Variable Account Value (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium tax or other taxes not previously deducted) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date multiplied by the amount of the monthly payment per $1,000 of value obtained from the Settlement Option Table for the Settlement Option elected less the pro-rata portion of the Contract Maintenance Fee.

      The number of Annuity Units in each Sub-Account held by a Participant is determined by dividing the dollar amount of the first monthly Variable Dollar Annuity Benefit payment from each Sub-Account by the value of an Annuity Unit ("Annuity Unit Value") for that Sub-Account as of the Annuity Commencement Date. The number of Annuity Units remains fixed during the Annuity Payment Period, except as a result of any transfers among Sub-Accounts after the Annuity Commencement Date.

      The dollar amount of the second and any subsequent Variable Dollar Annuity Benefit payment will reflect the investment performance of the Sub-Account(s) selected and may vary from month to month. The total amount of the second and any subsequent Variable Dollar Annuity Benefit payment will be equal to the sum of the payments from each Sub-Account less a pro-rata portion of the Contract Maintenance Fee.

      The payment from each Sub-Account is found by multiplying the number of Annuity Units held in each Sub-Account by the Annuity Unit Value for that Sub-Account as of the end of the fifth Valuation Period preceding the due date of the payment.

      The Annuity Unit Value for each Sub-Account is originally established in the same manner as Accumulation Unit values. Thereafter, the value of a Annuity Unit for a Sub-Account is determined by multiplying the Annuity Unit Value as of the end of the preceding Valuation Period by the Net Investment Factor, determined as set forth above under "Accumulation Unit Value", for the Valuation Period just ended. The product is then multiplied by the assumed daily investment factor (0.99991781), for the number of days in the Valuation Period. The factor is based on the assumed net investment rate of three percent (3%) per year, compounded annually, that is reflected in the Settlement Option Tables.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

      After the Annuity Commencement Date, no transfers between the Fixed Account and the Separate Account are permitted. However, after a Variable Dollar Annuity Benefit has been paid for at least twelve months, the Participant may, by Written Request to the Administrative Office, transfer Annuity Units between Sub-Accounts no more than once during a twelve-month period.

--------------------------------------------------------------------------------
                                    Page 41
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


ANNUITY TRANSFER FORMULA

      Transfers after the Annuity Commencement Date are implemented according to the following formulas:


      (1) Determine the number of units to be transferred from the Sub-Account as follows:

                  = AT/AUV1

      (2) Determine the number of Annuity Units remaining in such Sub-Account (after the transfer):

                  = UNIT1 - AT/AUV1

      (3) Determine the number of Annuity Units in the transferee Sub-Account (after the transfer):

                  = UNIT2 + AT/AUV2

      (4) Subsequent Variable Dollar Annuity Benefit payments will reflect the changes in Annuity Units in each Sub-Account as of the next Variable Dollar Annuity Benefit payment's due date.

WHERE:

      (AUV1) is the Annuity Unit Value of the Sub-Account that the transfer is being made from as of the end of the Valuation Period in which the transfer request was received.

      (AUV2) is the Annuity Unit Value of the Sub-Account that the transfer is being made to as of the end of the Valuation Period in which the transfer request was received.

      (UNIT1) is the number of Annuity Units in the Sub-Account that the transfer is being made from, before the transfer.

      (UNIT2) is the number of Annuity Units in the Sub-Account that the transfer is being made to, before the transfer.

      (AT) is the dollar amount being transferred from the Sub-Account.

SETTLEMENT OPTIONS

      OPTION 1: LIFE ANNUITY WITH PAYMENTS FOR AT LEAST A FIXED PERIOD. The Company will make a monthly payment for at least a fixed period. If the Annuitant lives longer than the fixed period, then the Company will make payments until the Annuitant's death. The fixed periods available are reflected in Annuity Table 1.

                  If, at the death of the Annuitant, payments have been made for less than the fixed period elected, the Company will continue to make payments: (i) to the contingent payee designated on the Settlement Option election form; and (ii) during the remainder of the fixed period.
--------------------------------------------------------------------------------
                                    Page 42
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------

      OPTION 2:   LIFE ANNUITY. The Company will make annuity payments until the
                  Annuitant's death. Annuity Table 2 applies to this Option.

      OPTION 3:   JOINT AND ONE-HALF SURVIVOR ANNUITY.  The Company will provide a monthly  payment to an Annuitant  during  his/her  lifetime;
                  thereafter, upon the death of the Annuitant and receipt by the Company of Due Proof of Death, one-half of the monthly payments will continue to a designated survivor, if living, and until his/her death. Annuity Table 3 applies to this Option.

      OPTION 4:   INCOME FOR A FIXED PERIOD.  The Company will make payments for a fixed period. Payment intervals and amounts are shown in Annuity Table 4 and are based on a 3% guaranteed interest rate.

                  If, at the death of the Annuitant, payments have been made for less than the fixed period elected, the Company will continue to make payments: (i) to the contingent payee designated on the Settlement Option election form; and (ii) during the remainder of the fixed period.

      OPTION 5:   ANY OTHER FORM.  The Company will make payments in the form of any other annuity which is acceptable to the Company.

MINIMUM AMOUNTS

      If the Participant's Account Value is less than $5,000 on the Annuity Commencement Date, the Company reserves the right to pay that amount in one lump sum. If monthly payments under a Settlement Option would be less than $100, the Company may make payments quarterly, semi-annually or annually at its discretion.

      All elected Settlement Options must comply with current applicable laws, regulations and rulings issued by any governmental agency. If at the time a Fixed Dollar Annuity Benefit is elected, the Company has available options or rates on a more favorable basis than those guaranteed, the higher benefits shall be applied and guaranteed for as long as that election remains in force.

      To the extent applicable, all factors, values, benefits and reserves will not be less than those required by the law of the state in which the Contract is delivered.

SETTLEMENT OPTION TABLES

      The Settlement Option Tables in Appendix A reflect the dollar amount of the monthly payments for each $1,000 applied.

      Rates for monthly payments for ages or fixed periods not shown in the Settlement Option Tables will be calculated on the same basis as those shown and may be obtained from the Company. Fixed periods shorter than five years are not available.

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                                    Page 43
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


                               GENERAL PROVISIONS

NON-PARTICIPATING

      The Contract and the Certificates thereunder are non-participating. Neither the Contract nor the Certificates thereunder are eligible to share in the profits or surplus earnings of the Company's general account and will not receive dividends from the general account.

MISSTATEMENT OF AGE

      If the age of the Participant has been misstated in the Certificate Application, Annuity Benefit payments under the Certificate will be whatever the Account Value on the Annuity Commencement Date would purchase on the basis of the correct age of the Participant. If the Company has made underpayments based on any misstatement, the Company shall promptly pay the amount of any underpayment, with interest, in one lump sum. Any overpayments made shall be charged, with interest, against the next Annuity Benefit payment or succeeding Annuity Benefit payments due under the Certificate. The interest rate used will not be less than 3% per year.

PROOF OF EXISTENCE AND AGE

The Company may require proof of age of the Annuitant and, if applicable, any joint payee, before any Annuity Benefit involving lifetime payments will be made. [The Company may also require proof that such person(s) are still living.]

FACILITY OF PAYMENT

      If any person receiving payments under a Certificate is incapable of giving valid receipt of payment, the Company may make such payment to the person who has legally assumed responsibility for his or her care and principal support. Any such payment shall fully discharge the Company to the extent of that payment.

TRANSFER AND ASSIGNMENT

      Neither any one Participant nor the Contract Owner may transfer, sell, assign, pledge, charge, encumber or in any way alienate his or her interest under a Certificate or the Contract, respectively. To the extent permitted by law, no benefits payable under the Contract or a Certificate will be subject to the claims of creditors.

ANNUITY DATA

      The Company will not be liable for obligations which depend on the Company receiving information from a Participant until such information is received by the Company in a satisfactory form.

ANNUAL REPORT

      At least once each Certificate Year prior to the Annuity Commencement Date, the Participant will be given a report of the current Account Value allocated to each Sub-Account, and each Fixed Account option. This report will also include any other information required by law or regulation, including all transactions which have occurred during the accounting period shown in the report.

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INCONTESTABILITY

      Each Certificate shall not be contestable by the Company.

ENTIRE CONTRACT

      The Company issues the Certificate in consideration and acceptance of the payment of the initial Purchase Payment and, where state law requires, the Participant Enrollment Form. In those states that require a written application, a copy of the Enrollment Form will be attached to and become part of the Certificate and along with the Certificate constitutes the entire Certificate. All statements made by the Participant will be considered representations and not warranties. The Company will not use any statement in defense of a claim unless it is made in the Participant Enrollment Form (or other application form) and a copy of the Participant Enrollment Form (or other application form) is attached to the Certificate when issued.

CHANGES IN THE CONTRACT

      Only the Company's President, Vice President and Secretary have the authority to bind the Company or to make any change in the Contract or the Certificates thereunder and then only in writing. The Company will not be bound by any promise or representation made by any other persons.

      The Company may not change or amend the Contract or Certificates thereunder, except as expressly provided therein, without the Participant's consent. However, the Company may change or amend the Contract or Certificates thereunder if such change or amendment is necessary for the Contract or Certificates thereunder to comply with any state or federal law, rule or regulation.

WAIVER OF THE CERTIFICATE MAINTENANCE FEE

      The Company may waive the Certificate Maintenance Fee in certain situations where the Company expects to realize significant economies of scale with respect to sales of Contracts and Certificates. This is possible because sales costs do not increase in proportion to the Purchase Payments under the Contracts and Certificates sold; for example, the per dollar transaction cost for a sale of a Contract and Certificates with $500,000 of Purchase Payments is generally much higher than the per dollar cost for a sale of a Contract and Certificates with $1,000,000 of Purchase Payments. Thus, the applicable sales costs decline as a percentage of the Purchase Payments as the amount of Purchase Payments increases. In such a situation, the Company may be designated as a preferred variable annuity contract provider by the employer or trustee or the employee benefit plan.

NOTICES AND DIRECTIONS

      The Company will not be bound by any authorization, election or notice which is not in writing and received at the Company's Administrative Office.

      Any written notice requirement by the Company to the Participant will be satisfied by the mailing of any such required written notice, by first-class mail, to the Participant's last known address as shown on the Company's records.


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                               FEDERAL TAX MATTERS

INTRODUCTION

      The following discussion is a general description of federal tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

      The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Participant or the Beneficiary may depend on the type of retirement plan, and on the tax status of the individual concerned. Certain requirements must be satisfied in purchasing a Contract for a qualified plan and receiving distributions from such a Contract in order to continue to receive favorable tax treatment. The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants under retirement plans and Beneficiaries are cautioned that the rights of any person to any benefits may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Participants are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Therefore, purchasers of Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment ("Qualified Contracts").

      The following discussion also is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses the requirements for qualifying as an annuity.

TAXATION OF ANNUITIES IN GENERAL

      Section 72 of the Code governs taxation of annuities in general. The Company believes that the Participant who is a natural person generally is not taxed on increases in the value of an Account until distribution occurs by withdrawing all or part of the Account Value (E.G., surrenders or annuity payments under the Settlement Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Account Value or any portion of an interest in the qualified plan generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is generally taxable as ordinary income.

      The following discussion generally applies to a Certificate owned by a natural person under a group Contract.

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SURRENDERS

      QUALIFIED CONTRACTS

      In the case of surrender under a Contract, other than Systematic Withdrawal Option payments treated as Annuity Benefit Payments under a Contract, a pro-rata portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the annuity. The "investment in the contract" generally equals the amount of any non-deductible and/or non-excludible Purchase Payments paid by or on behalf of any individual. Special tax rules may be available for certain distributions from a Qualified Contract.

      NON-QUALIFIED CONTRACTS

      In the case of a surrender under a Non-Qualified Contract, the amount recovered is taxable to the extent that the Account Value immediately before the surrender, reduced by any applicable charges, exceeds the "investment in the contract" at such time.

ANNUITY PAYMENTS

      Although the tax consequences may vary depending on the Annuity Payment and Settlement Option elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Account Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity Payments is taxable. For Variable Dollar Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For Fixed Dollar Annuity Payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable. In either case, once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Payments is taxable. If Annuity Payments cease as a result of a Participant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

PENALTY TAX

      In  general,  a  10%  premature   distribution   penalty  tax  applies  to
distributions unless: (1) made on or after the date on which the Participant attains age 59 1/2; (2) made as a result of death or disability of the Participant; (3) received in substantially equal periodic payments as a life annuity or a joint and one-half survivor annuity for the lives or life expectancies of the Participant and a "designated beneficiary;" (4) made to the Participant after separation from service and attainment of age 55; (5) made under a qualified domestic relations order; or (6) to the extent they do not exceed the Participant's allowable deduction for medical care for that year. Other tax penalties may apply to certain distributions under a qualified plan.

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                                    Page 47
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TAXATION OF DEATH BENEFIT PROCEEDS

      Amounts may be distributed from the Account because of the death of a Participant. Generally such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under a Settlement Option, they are taxed in the same manner as Annuity Payments, as described above.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF THE CONTRACT

      A transfer of ownership of a Contract, the designation of a Beneficiary who is not also the Participant, or the exchange of a Contract may result in certain tax consequences to the Participant that are not discussed herein.

TEXAS OPTIONAL RETIREMENT PROGRAM

      Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interests in a variable annuity policy issued under the ORP only upon: (1) termination of employment in the Texas public institutions of higher education; (2) retirement;
(3) attainment of age 70 1/2; or (4) death. Section 830.205 of the Texas Government Code provides that benefits under the optional retirement program ("ORP") vest after one year of participation. Accordingly, an Account Value cannot be withdrawn or distributed without written certification from the employer of the ORP participant's vesting status and, if the participant is living and under age 70 1/2 , the participant's retirement or othEr termination from employment.

TAX-SHELTERED ANNUITIES

      Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Subject to certain limits, such contributions are not includable in the gross income of the employee until the employee receives distributions under the Contract. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomEs disabled, incurs a hardship or dies.

PENSION AND PROFIT SHARING PLANS

      Code section 401(a) permits employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans.

      Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract to their specific needs.

CERTAIN DEFERRED COMPENSATION PLANS

      Under Section 457 of the Code, governmental and certain other tax-exempt employers may invest in annuity contracts in connection with deferred compensation plans established for the benefit of their employees. Other employers may invest in annuity contracts in connection with non-qualified

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                                    Page 48
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deferred  compensation  plans  established  for the benefit of their  employees.
Under these plans, contributions made for the benefit of the employees will not be includable in the employees' gross income until distributed from the plan.

WITHHOLDING

      Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Federal withholding at a flat 20% of the taxable part of the distribution is required if the distribution is eligible for rollover and the distribution is not paid as a direct rollover. In other cases, recipients generally are provided the opportunity to elect not to have tax withheld from distributions.

POSSIBLE CHANGES IN TAXATION

      Although as of the date of this prospectus, Congress is not actively considering any legislation regarding the taxation of annuities issued in connection with a qualified plan, there is always the possibility that the tax treatment of such annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

OTHER TAX CONSEQUENCES

      As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Participant or recipient of the distribution. A competent tax adviser should be consulted for further information.

GENERAL

      At the time the initial Purchase Payment is paid, a prospective purchaser must specify whether the purchase is a Qualified Contract. If the initial purchase payment is derived from an exchange or surrender of another annuity contract, the Company may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. The Company will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract would require the minimum initial Purchase Payment stated above. Additional Purchase Payments under a Contract must qualify for the same federal income tax treatment as the Initial Purchase Payment under the Contract; the Company will not accept an additional Purchase Payment under a Contract if the federal income tax treatment of such Purchase Payment would be different from that of the Initial Purchase Payment.


                             DISTRIBUTION OF THE CONTRACT

      AAG Securities, Inc. ("AAG Securities") is the principal underwriter and distributor of the Contracts. AAG Securities may also serve as an underwriter and distributor of other contracts issued through the Separate Account and certain other Separate Accounts of the Company and any affiliates of the Company. AAG Securities is a wholly owned subsidiary of American Annuity Group, Inc., a publicly-traded company which is an indirect subsidiary of American Financial Group, Inc. AAG Securities is registered with the Securities and
Exchange  Commission  as  a  broker-dealer  and  is a  member  of  the  National

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                                    Page 49
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Association of Securities  Dealers,  Inc.  ("NASD").  Its principal  offices are located at 250 East Fifth Street, Cincinnati, Ohio 45202. The Company pays AAG Securities for acting as underwriter under a distribution agreement.

      AAG Securities has entered into sales agreements with other broker-dealers to solicit applications for the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the Contracts may be solicited by registered representatives of the broker-dealers appointed by the Company to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable annuities.

      The Company or AAG Securities may pay commissions to registered representatives of AAG Securities and other broker-dealers of up to 8.5% of Purchase Payments made under the Contracts ("Commissions"). These Commissions are reduced by one-half for Contracts issued to Owners over age 75. When permitted by state law and in exchange for lower initial Commissions, AAG Securities and/or the Company may pay trail commissions to registered representatives of AAG Securities and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permissible under current law, the Company and/or AAG Securities may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of AAG Securities and/or other broker-dealers.


                                LEGAL PROCEEDINGS

      There are no pending legal proceedings affecting the Separate Account or AAG Securities. The Company is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to the Company's assets or the Separate Account.


                                  VOTING RIGHTS

      To the extent required by applicable law, all Fund shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if the Company determines that it is allowed to vote all shares in its own right, the Company may elect to do so.

      The person with the voting interest is the Participant. The number of votes which are available to a Participant will be calculated separately for each Sub-Account. Before the Annuity Commencement Date, that number will be determined by applying his or her percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. The Participant holds a voting interest in each Sub-Account to which the Account Value is allocated. After the Annuity Commencement Date, the number of votes decreases as Annuity Payments are made and as the number of Accumulation Units for a Certificate decreases.

      The number of votes of a Fund will be determined as of the date coincident with the date established by that Fund for shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Funds.

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      Shares as to which no timely  instructions are received and shares held by the Company as to which Participants have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Certificates participating in the Sub-Account. Voting instructions to abstain on any item will be applied on a pro-rata basis to reduce the votes eligible to be cast.

      Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Fund.

      It should be noted that the Funds are not required to hold annual or other regular meetings of shareholders.


                              AVAILABLE INFORMATION

      The Company has filed a registration statement (the Registration Statement) with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contract and Certificates thereunder offered by this Prospectus. This Prospectus has been filed as a part of the Registration
Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is hereby made to such Registration Statement and exhibits for further information relating to the Company, the Contract and the Certificates. Statements contained in this Prospectus, as to the content of the Contract, the Certificates and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.

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                          STATEMENT OF ADDITIONAL INFORMATION

      A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:
                                                                            PAGE

ANNUITY INVESTORS LIFE INSURANCE COMPANY...................................  1
      General Information and History......................................  2
      State Regulation.....................................................  2

SERVICES...................................................................  3
      Safekeeping of Separate Account Assets...............................  3
      Records and Reports..................................................  3
      Experts..............................................................  3

DISTRIBUTION OF THE CONTRACTS..............................................  3

CALCULATION OF PERFORMANCE INFORMATION.....................................  4
      Money Market Sub-Account Yield Calculation...........................  4
      Other Sub-Account Yield Calculation..................................  5
      Standardized Total Return Calculation................................  6
      Hypothetical Performance Data........................................  7
      Other Performance Data...............................................  8

FEDERAL TAX MATTERS.......................................................  10
      Taxation of the Company.............................................  10
      Tax Status of the Contract..........................................  11

FINANCIAL STATEMENTS......................................................  12



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      Copies of the Statement of Additional  Information  dated May 1, 1997, are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.


      Name:       __________________________________________________

      Address:    __________________________________________________

      City:       __________________________________________________

      State:      __________________________________________________

      Zip Code:   ________________

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                                      APPENDIX A

SETTLEMENT OPTION TABLES

      The Settlement Option Tables show the guaranteed dollar amount, based on unisex rates, of the monthly payments under various Settlement options for each $1,000 applied.

                        OPTION 1 TABLES -- LIFE ANNUITY
                   WITH PAYMENTS FOR AT LEAST A FIXED PERIOD

                               60      120     180       240
                             MONTHS  MONTHS   MONTHS   MONTHS
                    ---------------------------------------------
                     AGE
                    ---------------------------------------------
                      55       $4.55   $4.51    $4.44     $4.33
                      56        4.65    4.61     4.52      4.39
                      57        4.76    4.71     4.61      4.46
                      58        4.87    4.81     4.70      4.53
                      59        4.99    4.92     4.79      4.60
                      60        5.12    5.04     4.89      4.67
                      61        5.25    5.16     4.99      4.74
                      62        5.40    5.29     5.09      4.81
                      63        5.55    5.42     5.19      4.87
                      64        5.72    5.56     5.30      4.94
                      65        5.89    5.71     5.40      5.00
                      66        6.08    5.86     5.51      5.06
                      67        6.27    6.02     5.62      5.11
                      68        6.48    6.19     5.72      5.17
                      69        6.71    6.36     5.83      5.22
                      70        6.95    6.54     5.93      5.26
                      71        7.20    6.72     6.03      5.30
                      72        7.46    6.90     6.12      5.34
                      73        7.75    7.08     6.21      5.37
                      74        8.04    7.27     6.30      5.40

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--------------------------------------------------------------------------------

                         OPTION 2 TABLE - LIFE ANNUITY

              60 MONTHS        120 MONTHS          180 MONTHS        240 MONTHS
       -------------------------------------------------------------------------
        AGE               AGE                AGE               AGE
       -------------------------------------------------------------------------
        55      $4.65     60      $5.14      65      $5.95      70      $7.08
        56       4.67     61       5.28      66       6.14      71       7.36
        57       4.77     62       5.43      67       6.35      72       7.66
        58       4.89     63       5.59      68       6.58      73       7.98
        59       5.01     64       5.76      69       6.82      74       8.33


              OPTION 3 TABLE - JOINT AND ONE-HALF SURVIVOR ANNUITY
    MONTHLY PAYMENTS FOR EACH $1,000 OF PROCEEDS BY AGES OF PERSONS NAMED.*

                              Secondary Age
    ----------------------------------------------------------------------------
    Primary
      Age    60     61    62    63    64    65     66     67    68    69    70
    ----------------------------------------------------------------------------
      60    $4.73 $4.75  $4.78 $4.80 $4.83 $4.85 $4.87   $4.89 $4.92 $4.93 $4.95
      61     4.81  4.84   4.87  4.90  4.92  4.95  4.97    5.00  5.02  5.04  5.06
      62     4.90  4.93   4.96  4.99  5.02  5.05  5.08    5.11  5.13  5.16  5.18
      63     4.99  5.03   5.06  5.09  5.13  5.16  5.19    5.22  5.25  5.28  5.30
      64     5.09  5.12   5.16  5.20  5.23  5.27  5.30    5.34  5.37  5.40  5.43
      65     5.18  5.22   5.26  5.31  5.35  5.38  5.42    5.46  5.49  5.53  5.56
      66     5.28  5.33   5.37  5.42  5.46  5.50  5.54    5.58  5.62  5.66  5.70
      67     5.38  5.43   5.48  5.53  5.58  5.62  5.67    5.72  5.76  5.80  5.84
      68     5.49  5.54   5.59  5.65  5.70  5.75  5.80    5.85  5.90  5.95  5.99
      69     5.60  5.65   5.71  5.77  5.82  5.88  5.93    5.99  6.04  6.10  6.15
      70     5.71  5.77   5.83  5.89  5.95  6.01  6.07    6.13  6.19  6.25  6.31
    ----------------------------------------------------------------------------

* Payments after the death of the Primary Payee will be one-half of the amount shown.


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                                    Page 55

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------



             OPTION 4 TABLE - INCOME FOR A FIXED PERIOD PAYMENTS FOR
                 FIXED NUMBER OF YEARS FOR EACH $1,000 APPLIED.

               ------------------------------------------------
                TERMS OF   ANNUAL    SEMI-   QUARTERLY MONTHLY
                PAYMENTS             ANNUAL
               ------------------------------------------------
                 YEARS
               ------------------------------------------------
                   6      $184.60   $91.62   $45.64    $15.18
                   7       160.51    79.68    39.68     13.20
                   8       142.46    70.70    35.22     11.71
                   9       128.43    63.74    31.75     10.56
                  10       117.23    58.18    28.98      9.64
                  11       108.08    53.64    26.72      8.88
                  12       100.46    49.86    24.84      8.26
                  13        94.03    46.67    23.25      7.73
                  14        88.53    43.94    21.89      7.28
                  15        83.77    41.57    20.71      6.89
                  16        79.61    39.51    19.68      6.54
                  17        75.95    37.70    18.78      6.24
                  18        72.71    36.09    17.98      5.98
                  19        69.81    34.65    17.26      5.74
                  20        67.22    33.36    16.82      5.53
               ------------------------------------------------


Rates for monthly payments for ages or fixed periods not shown in the above tables will be calculated on the same basis as those shown and may be obtained from the Company. Fixed periods shorter than five years are not available.



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